UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund:    Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 12/31/2017

Item 1 –	Report to Stockholders

Portfolio Management Commentary as of December 31, 2017	Master Extended Market Index Series

On February 22, 2018, the Board of Directors of Quantitative Master Series LLC (the “Master LLC”) approved a proposal to close the Series to new interest holders and thereafter to liquidate the Series. The liquidation is expected to occur during the second quarter of 2018.

How did the Series perform?

For the 12-month period ended December 31, 2017, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned 18.24% while the benchmark Dow Jones U.S. Completion Total Stock Market Index (the “Benchmark Index”) returned 18.12%.

Describe the market environment.

The reflation trade in the United States continued to gain steam in the first quarter of the year. Macro data highlighted continued economic growth and a strengthening labor market, which supported the U.S. Federal Reserve’s (the “Fed”) decision to increase the federal funds rate by 25 basis points (0.25%) in March, marking the second rate hike in the past six months. The Fed’s summary of economic projections indicated that they will maintain a gradual pace of tightening should current economic trends continue.

Expectations of the new administration’s policies also boosted market sentiment, sending several U.S. equity indices to record highs. The inauguration of President Trump in late January stoked risk-on appetite, as pledges of tax relief and increased fiscal spending were supportive of cyclical stocks. However, the final weeks of the first quarter saw some profit taking as investor optimism waned after the failed attempt to repeal the Affordable Care Act called into question whether the new administration would be able to push through further reforms in 2017. Despite these setbacks, U.S. equities in the first quarter finished strong and the 10-year Treasury yield added 31 basis points in the quarter.

In the second quarter of 2017, political risk was a headwind to U.S. equities. President Trump’s firing of FBI Director James Comey on May 9 and the subsequent developments regarding the investigation of pre-election correspondence between Trump administration members and Russian officials was an enduring source of negative market sentiment. The largest single day fall of the S&P 500® in the quarter came in the wake of the House Oversight Committee’s request for all documents from the meetings between President Trump and Comey on May 17.

Although the Fed continued their monetary policy normalization, the yield on the 10-year U.S. Treasury compressed by nine basis points to 2.31% in the second quarter. The Fed increased the federal funds rate by 25 basis points at the June meeting, to between 1% and 1.25%, citing strength in the labor market and business spending, despite relatively weak inflation trends throughout the quarter.

Investors focused on sustained corporate earnings expansion, a subdued interest rate environment, and a healthy economic backdrop over threats from an increasingly hostile North Korea and a damaging hurricane season in the third quarter. This backdrop pushed volatility to the lowest levels in recorded history, with the Chicago Board Options Exchange Volatility Index averaging a record low of 10.94 in the quarter.

Domestic rates moved modestly higher as investors balanced news on the monetary, fiscal, and geopolitical fronts. In the September Federal Open Market Committee (“FOMC”) announcement, the committee revealed they would keep interest rates unchanged and initiate their balance sheet normalization in October. Additionally, amid short term hurricane related inflationary and economic growth pressures, the FOMC found inflation to remain somewhat below 2% in the near term, but expects it to stabilize around 2% by 2019. Real gross domestic product (“GDP”) growth was revised higher for 2017, from 2.2% to 2.4%. The 10-year U.S. Treasury yield ended the third quarter 2 basis points higher, to 2.33%.

The U.S. economy continued to demonstrate strength throughout the fourth quarter. Unemployment fell to 4.1%, the lowest level since 2000. Additional highlights that helped strengthen investor confidence in the macro picture included that nominal third quarter GDP surged 4.1% year-over-year and real GDP increased 2.3% year-over-year. This optimism was expressed throughout many soft indicators. For example, both the University of Michigan Consumer Sentiment Survey and the National Federation of Independent Business Small Business Optimism Index reached 13-year highs in the quarter.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

The Series remains positioned to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in the market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

PORTFOLIO INFORMATION	1

Portfolio Information as of December 31, 2017	Master Extended Market Index Series

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	18%
Financials	17
Consumer Discretionary	14
Industrials	14
Health Care	11
Real Estate	8
Materials	5
Energy	4
Utilities	3
Consumer Staples	3
Telecommunication Services	1
Short-Term Securities	10
Liabilities in Excess of Other Assets	(8)

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Series’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.4%

Aerospace & Defense — 1.7%
AAR Corp.	4,851	$190,596
Aerojet Rocketdyne Holdings, Inc.(a)(b)	12,531	390,967
Aerovironment, Inc.(a)	3,384	190,045
American Outdoor Brands Corp.(a)(b)	8,805	113,056
Astronics Corp.(a)	3,613	149,831
Axon Enterprise, Inc.(a)	8,193	217,115
BWX Technologies, Inc.	15,533	939,591
CPI Aerostructures, Inc.(a)	2,281	20,415
Cubic Corp.	3,758	221,532
Curtiss-Wright Corp.	6,672	812,983
Ducommun, Inc.(a)	1,874	53,315
Engility Holdings, Inc.(a)	2,637	74,812
Esterline Technologies Corp.(a)	4,222	315,383
HEICO Corp.(b)	4,135	390,137
HEICO Corp., Class A	6,930	547,817
Hexcel Corp.	14,046	868,745
Huntington Ingalls Industries, Inc.	6,995	1,648,722
Innovative Solutions & Support, Inc.(a)	4,600	13,524
KLX, Inc.(a)	8,312	567,294
Kratos Defense & Security Solutions, Inc.(a)	12,478	132,142
Mantech International Corp., Class A	3,813	191,374
Moog, Inc., Class A(a)	4,945	429,473
Orbital ATK, Inc.	9,131	1,200,727
RBC Bearings, Inc.(a)(b)	3,670	463,888
Spirit Aerosystems Holdings, Inc., Class A	18,141	1,582,890
Sturm Ruger & Co., Inc.	2,841	158,670
Teledyne Technologies, Inc.(a)	5,328	965,167
Triumph Group, Inc.	7,487	203,646
VSE Corp.	1,288	62,378

		13,116,235
Alternative Energy — 0.1%
Aemetis, Inc.(a)	3,787	2,083
Amyris, Inc.(a)	9,084	34,065
Enphase Energy, Inc.(a)	5,033	12,129
FuelCell Energy, Inc.(a)(b)	6,237	10,603
Green Brick Partners, Inc.(a)	3,198	36,137
Green Plains, Inc.	5,207	87,738
MagneGas Corp.(a)	341	109
Ocean Power Technologies, Inc.(a)	1,146	1,261
Pattern Energy Group, Inc.	11,178	240,215
Plug Power, Inc.(a)(b)	38,978	91,990
Renewable Energy Group, Inc.(a)(b)	5,292	62,446
REX American Resources Corp.(a)	921	76,250
SolarEdge Technologies, Inc.(a)	5,296	198,865
SunPower Corp.(a)(b)	9,200	77,556
TPI Composites, Inc.(a)	1,658	33,923

		965,370
Automobiles & Parts — 2.4%
Adient PLC	14,905	1,173,023
Allison Transmission Holdings, Inc.	20,848	897,923
American Axle & Manufacturing Holdings, Inc.(a)	13,720	233,652
Autoliv, Inc.	13,503	1,715,961
Cooper Tire & Rubber Co.	8,072	285,345
Cooper-Standard Holding, Inc.(a)	2,832	346,920
Dana, Inc.	21,805	697,978
Delphi Technologies PLC(a)	13,755	721,725
Dorman Products, Inc.(a)(b)	4,690	286,747
Gentex Corp.	44,459	931,437
Gentherm, Inc.(a)	6,500	206,375
Lear Corp.	10,502	1,855,283
Modine Manufacturing Co.(a)	7,896	159,499

Security	Shares	Value
Automobiles & Parts (continued)
Motorcar Parts of America, Inc.(a)(b)	2,943	$73,546
Standard Motor Products, Inc.	2,952	132,574
Stoneridge, Inc.(a)	4,259	97,361
Strattec Security Corp.	573	24,954
Superior Industries International, Inc.	3,414	50,698
Tenneco, Inc.	8,465	495,541
Tesla, Inc.(a)(b)	20,414	6,355,899
Titan International, Inc.	6,931	89,271
Tower International, Inc.	3,363	102,740
U.S. Auto Parts Network, Inc.(a)	3,527	8,888
Visteon Corp.(a)	4,842	605,928
WABCO Holdings, Inc.(a)	7,907	1,134,655

		18,683,923
Banks — 7.6%
1st Source Corp.	2,766	136,779
Access National Corp.	2,130	59,299
Allegiance Bancshares, Inc.(a)(b)	2,075	78,124
American National Bankshares, Inc.	2,205	84,452
Ameris Bancorp	6,468	311,758
Ames National Corp.	2,125	59,181
Arrow Financial Corp.	2,876	97,640
Associated Banc-Corp	22,147	562,534
Atlantic Capital Bancshares, Inc.(a)	4,653	81,893
Banc of California, Inc.	7,769	160,430
Bancfirst Corp.	2,708	138,514
Bancorp of New Jersey, Inc.	2,234	40,771
Bancorp, Inc.(a)	11,498	113,600
BancorpSouth Bank	12,804	402,686
Bank Mutual Corp.	7,238	77,085
Bank of Hawaii Corp.	6,926	593,558
Bank of Marin Bancorp	1,247	84,796
Bank of the Ozarks, Inc.	18,890	915,220
BankFinancial Corp.	3,939	60,424
BankUnited, Inc.	16,457	670,129
Banner Corp.	4,678	257,851
Bar Harbor Bankshares	3,386	91,456
BCB Bancorp, Inc.	3,436	49,822
Bear State Financial, Inc.	4,309	44,081
Beneficial Bancorp, Inc.	12,021	197,745
Berkshire Hills Bancorp, Inc.	5,465	200,019
Blue Hills Bancorp, Inc.	5,873	118,047
BofI Holding, Inc.(a)	8,936	267,186
BOK Financial Corp.	3,310	305,579
Boston Private Financial Holdings, Inc.	12,591	194,531
Bridge Bancorp, Inc.	3,096	108,360
Brookline Bancorp, Inc.	11,463	179,969
Bryn Mawr Bank Corp.	2,983	131,849
Camden National Corp.	2,953	124,410
Capital City Bank Group, Inc.	2,343	53,748
Capitol Federal Financial, Inc.	18,668	250,338
Carolina Financial Corp.	3,449	128,130
Cathay General Bancorp	11,246	474,244
Centerstate Bank Corp.	9,978	256,734
Central Pacific Financial Corp.	4,919	146,734
Century Bancorp, Inc., Class A	997	78,015
Chemical Financial Corp.	10,846	579,936
Citizens & Northern Corp.	2,833	67,992
City Holding Co.	2,469	166,583
Civista Bancshares, Inc.	1,968	43,296
Clifton Bancorp, Inc.	4,768	81,533
CNB Financial Corp.	2,894	75,939
CoBiz Financial, Inc.	6,271	125,357
Colony Bankcorp, Inc.	463	6,737

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Columbia Banking System, Inc.	11,464	$497,996
Commerce Bancshares, Inc.	14,553	812,640
Community Bank System, Inc.	7,777	418,014
Community Trust Bancorp, Inc.	2,821	132,869
ConnectOne Bancorp, Inc.	4,852	124,939
Cullen/Frost Bankers, Inc.	8,928	845,035
Customers Bancorp, Inc.(a)	4,665	121,243
CVB Financial Corp.	15,007	353,565
Dime Community Bancshares, Inc.	5,246	109,904
Eagle Bancorp, Inc.(a)	4,741	274,504
East West Bancorp, Inc.	22,470	1,366,850
Enterprise Bancorp, Inc.	1,672	56,932
Enterprise Financial Services Corp.	4,041	182,451
ESSA Bancorp, Inc.	3,300	51,711
Farmers Capital Bank Corp.	1,739	66,952
Farmers National Banc Corp.	3,624	53,454
FCB Financial Holdings, Inc., Class A(a)	6,809	345,897
Fidelity Southern Corp.	3,947	86,045
Financial Institutions, Inc.	2,741	85,245
First Bancorp, Inc.	2,552	69,491
First BanCorp, Puerto Rico(a)	30,332	154,693
First Bancorp/Southern Pines NC	3,740	132,059
First Busey Corp.	5,356	160,359
First Citizens BancShares, Inc., Class A	1,356	546,468
First Commonwealth Financial Corp.	13,854	198,389
First Community Bancshares, Inc.	3,087	88,690
First Connecticut Bancorp, Inc.	3,182	83,209
First Defiance Financial Corp.	1,683	87,466
First Financial Bancorp	9,739	256,623
First Financial Bankshares, Inc.	10,240	461,312
First Financial Corp.	2,125	96,369
First Financial Northwest, Inc.	2,323	36,030
First Foundation, Inc.(a)	5,061	93,831
First Hawaiian, Inc.	8,757	255,529
First Horizon National Corp.	47,547	950,465
First Interstate Bancsystem, Inc., Class A	4,464	178,783
First Merchants Corp.	6,558	275,829
First Midwest Bancorp, Inc.	14,889	357,485
First of Long Island Corp.	4,315	122,978
First Republic Bank	24,051	2,083,779
First United Corp.(a)	2,695	47,028
Flagstar Bancorp, Inc.(a)(b)	3,391	126,891
Flushing Financial Corp.	4,602	126,555
FNB Corp.	49,169	679,529
Franklin Financial Network, Inc.(a)	2,707	92,309
Fulton Financial Corp.	26,033	465,991
German American Bancorp, Inc.	3,628	128,177
Glacier Bancorp, Inc.	12,854	506,319
Great Southern Bancorp, Inc.	2,007	103,662
Great Western Bancorp, Inc.	9,153	364,289
Green Bancorp, Inc.(a)	3,427	69,568
Greene County Bancshares, Inc.(c)	3,466	—
Guaranty Bancorp	3,022	83,558
Hancock Holding Co.	13,573	671,863
Hanmi Financial Corp.	5,135	155,847
HarborOne Bancorp, Inc.(a)	6,258	119,903
Heartland Financial USA, Inc.	4,509	241,908
Heritage Commerce Corp.	5,501	84,275
Heritage Financial Corp.	5,517	169,924
HMN Financial, Inc.(a)	1,907	36,519
Home Bancorp, Inc.	1,783	77,061
Home BancShares, Inc.	25,070	582,878
HomeStreet, Inc.(a)	4,892	141,623
HomeTrust Bancshares, Inc.(a)	3,223	82,992
Hope Bancorp, Inc.	19,879	362,792

Security	Shares	Value
Banks (continued)
Horizon Bancorp	3,930	$109,254
Iberiabank Corp.	7,900	612,250
Independent Bank Corp.	8,552	396,859
Independent Bank Group, Inc.	2,685	181,506
International Bancshares Corp.	8,860	351,742
Investors Bancorp, Inc.	42,394	588,429
Kearny Financial Corp.	14,266	206,144
Lakeland Bancorp, Inc.	6,993	134,615
Lakeland Financial Corp.	4,198	203,561
LegacyTexas Financial Group, Inc.	6,540	276,053
Live Oak Bancshares, Inc.	4,074	97,165
Macatawa Bank Corp.	6,531	65,310
MainSource Financial Group, Inc.	4,056	147,273
MB Financial, Inc.	12,274	546,438
Mercantile Bank Corp.	3,191	112,866
Meridian Bancorp, Inc.	8,210	169,126
Meta Financial Group, Inc.	1,798	166,585
MidSouth Bancorp, Inc.	2,061	27,308
MidWestOne Financial Group, Inc.	1,932	64,780
MutualFirst Financial, Inc.	1,697	65,419
National Bank Holdings Corp., Class A	4,215	136,692
National Bankshares, Inc.	1,700	77,265
National Commerce Corp.(a)	1,938	78,005
NBT Bancorp, Inc.	6,847	251,970
New York Community Bancorp, Inc.	75,732	986,044
Nicolet Bankshares, Inc.(a)(b)	1,114	60,980
Northfield Bancorp, Inc.	7,214	123,215
Northrim BanCorp, Inc.	1,757	59,474
Northwest Bancshares, Inc.	17,883	299,183
Norwood Financial Corp.	2,020	66,660
OceanFirst Financial Corp.	5,201	136,526
OFG Bancorp	7,031	66,091
Ohio Valley Banc Corp.	1,099	44,400
Old National Bancorp	21,036	367,078
Old Second Bancorp, Inc.	6,505	88,793
Opus Bank(a)	3,144	85,831
Oritani Financial Corp.	9,894	162,262
Orrstown Financial Services, Inc.	2,093	52,848
Pacific Premier Bancorp, Inc.(a)	6,184	247,360
PacWest Bancorp	20,653	1,040,911
Park National Corp.	2,061	214,344
PCSB Financial Corp.(a)	3,534	67,323
Peapack Gladstone Financial Corp.	2,519	88,215
Penns Woods Bancorp, Inc.	2,217	103,268
People’s Utah Bancorp	3,942	119,443
Peoples Bancorp of North Carolina, Inc.	1,646	50,516
Peoples Bancorp, Inc.	3,210	104,710
Pinnacle Financial Partners, Inc.	12,145	805,213
Popular, Inc.	15,935	565,533
Porter Bancorp, Inc.(a)	1,229	17,698
Preferred Bank	2,333	137,134
Prosperity Bancshares, Inc.	10,871	761,731
Provident Financial Holdings, Inc.	2,303	42,375
Provident Financial Services, Inc.	9,234	249,041
QCR Holdings, Inc.	2,381	102,026
Renasant Corp.	7,542	308,392
Republic Bancorp, Inc., Class A	1,667	63,379
Republic First Bancorp, Inc.(a)	9,649	81,534
Riverview Bancorp, Inc.	5,394	46,766
S&T Bancorp, Inc.	5,620	223,732
Sandy Spring Bancorp, Inc.	3,931	153,388
Seacoast Banking Corp. of Florida(a)	7,343	185,117
ServisFirst Bancshares, Inc.	7,126	295,729
Shore Bancshares, Inc.	3,680	61,456
Sierra Bancorp	2,508	66,612

4	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Signature Bank(a)	8,515	$1,168,769
Simmons First National Corp., Class A	6,972	398,101
South State Corp.	5,441	474,183
Southern National Bancorp of Virginia, Inc.	3,026	48,507
Southside Bancshares, Inc.	4,206	141,658
State Bank Financial Corp.	5,894	175,877
Sterling Bancorp	34,986	860,656
Stock Yards Bancorp, Inc.	3,828	144,316
Summit Financial Group, Inc.	2,289	60,246
Sun Bancorp, Inc.	2,292	55,696
SVB Financial Group(a)	8,209	1,919,018
Synovus Financial Corp.	19,003	911,004
TCF Financial Corp.	28,535	584,967
Territorial Bancorp, Inc.	2,198	67,852
Texas Capital Bancshares, Inc.(a)	7,746	688,619
TFS Financial Corp.	9,927	148,309
Tompkins Financial Corp.	2,027	164,896
TowneBank	8,811	270,938
Trico Bancshares	3,317	125,582
Tristate Capital Holdings, Inc.(a)	4,560	104,880
Triumph Bancorp, Inc.(a)	2,964	93,366
TrustCo Bank Corp. NY	14,741	135,617
Trustmark Corp.	10,227	325,832
UMB Financial Corp.	6,522	469,062
Umpqua Holdings Corp.	36,461	758,389
Union Bankshares Corp.	7,003	253,299
United Bancorp, Inc.	3,115	41,274
United Bankshares, Inc.	17,703	615,179
United Community Banks, Inc.	11,340	319,108
United Community Financial Corp.	9,075	82,855
United Financial Bancorp, Inc.	8,517	150,240
United Security Bancshares	4,213	46,343
Univest Corp. of Pennsylvania	4,547	127,543
Valley National Bancorp	42,353	475,201
Veritex Holdings, Inc.(a)	2,762	76,204
Washington Federal, Inc.	14,961	512,414
Washington Trust Bancorp, Inc.	2,472	131,634
WashingtonFirst Bankshares, Inc.	1,587	54,371
Waterstone Financial, Inc.	4,794	81,738
Webster Financial Corp.	13,987	785,510
WesBanco, Inc.	6,370	258,941
West BanCorp., Inc.	3,190	80,229
Westamerica BanCorp	4,025	239,689
Western Alliance Bancorp(a)	15,095	854,679
Western New England Bancorp, Inc.	7,717	84,115
Wintrust Financial Corp.	8,746	720,408
WSFS Financial Corp.	5,346	255,806
Xenith Bankshares, Inc.(a)	1,536	51,963

		58,196,667
Beverages — 0.1%
Boston Beer Co., Inc., Class A(a)(b)	1,480	282,828
Coca-Cola Bottling Co. Consolidated	720	154,987
Craft Brew Alliance, Inc.(a)	1,760	33,792
National Beverage Corp.	1,810	176,366
New Age Beverages Corp.(a)	2,290	4,969
Primo Water Corp.(a)(b)	4,658	58,564
Willamette Valley Vineyards, Inc.(a)	2,312	19,259

		730,765
Chemicals — 2.8%
A. Schulman, Inc.	4,402	163,974
Aceto Corp.	4,429	45,752
AdvanSix, Inc.(a)	4,587	192,975
AgroFresh Solutions, Inc.(a)	3,270	24,198
American Vanguard Corp.	3,882	76,281

Security	Shares	Value
Chemicals (continued)
Ashland Global Holdings, Inc.	9,543	$679,462
Axalta Coating Systems Ltd.(a)	34,157	1,105,353
Balchem Corp.	4,848	390,749
Cabot Corp.	9,923	611,158
Calgon Carbon Corp.	7,617	162,242
Cambrex Corp.(a)(b)	5,555	266,640
Celanese Corp., Series A	21,187	2,268,704
Chase Corp.	1,295	156,047
Chemours Co.	28,557	1,429,563
Codexis, Inc.(a)	6,641	55,452
CSW Industrials, Inc.(a)	2,567	117,954
Ferro Corp.(a)	13,135	309,855
FutureFuel Corp.	3,639	51,274
GCP Applied Technologies, Inc.(a)	10,983	350,358
Hawkins, Inc.	1,620	57,024
HB Fuller Co.	7,981	429,936
Huntsman Corp.	31,675	1,054,461
Ingevity Corp.(a)	6,519	459,394
Innophos Holdings, Inc.	3,017	140,984
Innospec, Inc.	3,555	250,983
Intrepid Potash, Inc.(a)(b)	18,112	86,213
KMG Chemicals, Inc.	1,469	97,072
Koppers Holdings, Inc.(a)	3,456	175,910
Kraton Corp.(a)	4,717	227,218
Kronos Worldwide, Inc.	3,366	86,742
LSB Industries, Inc.(a)	2,939	25,746
Minerals Technologies, Inc.	5,478	377,160
NewMarket Corp.	1,458	579,395
Nexeo Solutions, Inc.(a)	9,162	83,374
Olin Corp.	25,949	923,265
OMNOVA Solutions, Inc.(a)	6,506	65,060
Platform Specialty Products Corp.(a)	34,203	339,304
PolyOne Corp.	12,483	543,010
Quaker Chemical Corp.	2,000	301,580
Rayonier Advanced Materials, Inc.	6,271	128,242
RPM International, Inc.	20,752	1,087,820
Senomyx, Inc.(a)	7,801	10,141
Sensient Technologies Corp.	6,656	486,886
Stepan Co.	2,878	227,276
TOR Minerals International, Inc.(a)	1,000	5,900
Tredegar Corp.	3,711	71,251
Trinseo SA	7,002	508,345
Tronox Ltd., Class A	13,331	273,419
Univar, Inc.(a)(b)	16,537	511,986
Valvoline, Inc.	32,946	825,627
Venator Materials PLC(a)	3,724	82,375
Versum Materials, Inc.	17,213	651,512
Westlake Chemical Corp.	5,649	601,788
WR Grace & Co.	10,750	753,897
Yield10 Bioscience, Inc.(a)	233	412
ZAGG, Inc.(a)	4,990	92,066

		21,080,765
Construction & Materials — 2.7%
AAON, Inc.	6,524	239,431
Advanced Drainage Systems, Inc.	5,721	136,446
AECOM(a)	24,730	918,720
Aegion Corp.(a)	5,610	142,662
Ameresco, Inc., Class A(a)	3,372	28,999
American Woodmark Corp.(a)	2,117	275,739
Apogee Enterprises, Inc.	4,823	220,556
Argan, Inc.	1,952	87,840
Armstrong Flooring, Inc.(a)	4,145	70,133
Armstrong World Industries, Inc.(a)	7,446	450,855
BlueLinx Holdings, Inc.(a)	2,204	21,511

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Materials (continued)
Blueprint Medicines Corp.(a)	5,491	$414,076
BMC Stock Holdings, Inc.(a)	10,503	265,726
Boise Cascade Co.	5,862	233,894
Builders FirstSource, Inc.(a)(b)	16,643	362,651
Chicago Bridge & Iron Co. NV	15,246	246,070
Continental Building Products, Inc.(a)	6,349	178,724
Eagle Materials, Inc.	7,609	862,100
EMCOR Group, Inc.	9,242	755,534
Floor & Decor Holdings, Inc., Class A(a)(b)	3,770	183,524
Foundation Building Materials, Inc.(a)	998	14,760
Generac Holdings, Inc.(a)	9,944	492,427
Gibraltar Industries, Inc.(a)	5,276	174,108
GMS, Inc.(a)	4,048	152,367
The Goldfield Corp.(a)	3,448	16,895
Granite Construction, Inc.	6,000	380,580
Great Lakes Dredge & Dock Corp.(a)	9,666	52,196
Griffon Corp.	4,996	101,669
Hill International, Inc.(a)(b)	7,303	39,801
IES Holdings, Inc.(a)(b)	1,636	28,221
Installed Building Products, Inc.(a)	3,192	242,432
Insteel Industries, Inc.	2,808	79,523
JELD-WEN Holding, Inc.(a)	10,473	412,322
KBR, Inc.	21,005	416,529
Layne Christensen Co.(a)(b)	3,913	49,108
LB Foster Co., Class A(a)	1,479	40,155
Lennox International, Inc.	5,798	1,207,492
Louisiana-Pacific Corp.(a)	22,936	602,299
Masonite International Corp.(a)	4,641	344,130
MasTec, Inc.(a)	9,981	488,570
MDU Resources Group, Inc.	30,232	812,663
Mueller Water Products, Inc., Series A	24,819	310,995
MYR Group, Inc.(a)	2,843	101,580
NCI Building Systems, Inc.(a)	6,628	127,920
Northwest Pipe Co.(a)(b)	2,132	40,807
Omega Flex, Inc.	980	69,982
Orion Group Holdings, Inc.(a)	5,034	39,416
Owens Corning	17,282	1,588,907
Patrick Industries, Inc.(a)	3,589	249,256
PGT Innovations, Inc.(a)	7,825	131,851
Ply Gem Holdings, Inc.(a)	3,732	69,042
Primoris Services Corp.	5,751	156,370
Quanex Building Products Corp.	5,075	118,755
Simpson Manufacturing Co., Inc.	5,984	343,541
Sterling Construction Co., Inc.(a)	5,074	82,605
Summit Materials, Inc., Class A(a)(b)	18,070	568,121
Tecogen, Inc.(a)	1,236	3,337
Thermon Group Holdings, Inc.(a)	5,345	126,516
TopBuild Corp.(a)	6,084	460,802
Trex Co., Inc.(a)	4,443	481,577
Tutor Perini Corp.(a)(b)	6,087	154,305
Universal Forest Products, Inc.	9,009	338,919
US Concrete, Inc.(a)(b)	2,627	219,749
USG Corp.(a)	13,207	509,262
Valmont Industries, Inc.	3,655	606,182
Watsco, Inc.	4,746	807,010
Watts Water Technologies, Inc., Class A	4,454	338,281

		20,288,526
Electricity — 1.3%
ALLETE, Inc.	7,611	565,954
Avangrid, Inc.	8,369	423,304
Black Hills Corp.	8,064	484,727
Calpine Corp.(a)	57,224	865,814
Covanta Holding Corp.	20,330	343,577
Dynegy, Inc.(a)	21,754	257,785

Security	Shares	Value
Electricity (continued)
El Paso Electric Co.	6,588	$364,646
Great Plains Energy, Inc.	33,516	1,080,556
Hawaiian Electric Industries, Inc.	18,220	658,653
IDACORP, Inc.	7,629	696,985
MGE Energy, Inc.	5,537	349,385
NorthWestern Corp.	7,217	430,855
Ormat Technologies, Inc.	5,791	370,392
Portland General Electric Co.	13,614	620,526
Sunrun, Inc.(a)	10,004	59,024
TerraForm Power, Inc.	7,031	84,091
Unitil Corp.	2,550	116,331
US Geothermal, Inc.(a)	7,641	26,361
Vistra Energy Corp.(a)	41,385	758,192
Vivint Solar, Inc.(a)	7,224	29,257
Westar Energy, Inc.	22,185	1,171,368

		9,757,783
Electronic & Electrical Equipment — 3.3%
Allied Motion Technologies, Inc.	1,620	53,606
Anixter International, Inc.(a)	4,284	325,584
Applied DNA Sciences, Inc.(a)	6,764	10,755
Arrow Electronics, Inc.(a)	13,260	1,066,237
Atkore International Group, Inc.(a)	3,137	67,289
Avnet, Inc.	17,388	688,913
AVX Corp.	6,239	107,935
AZZ, Inc.	3,998	204,298
Badger Meter, Inc.	5,214	249,229
Bel Fuse, Inc., Class B	2,157	54,302
Belden, Inc.	6,483	500,293
Benchmark Electronics, Inc.(a)	7,614	221,567
Brady Corp., Class A	6,969	264,125
Capstone Turbine Corp.(a)	3,678	2,832
Cognex Corp.	27,068	1,655,479
Coherent, Inc.(a)	3,889	1,097,554
Control4 Corp.(a)	3,575	106,392
CTS Corp.	5,283	136,037
CyberOptics Corp.(a)	1,663	24,945
Daktronics, Inc.	6,043	55,173
Electro Scientific Industries, Inc.(a)	5,070	108,650
eMagin Corp.(a)	6,297	10,390
Encore Wire Corp.	3,537	172,075
Energous Corp.(a)(b)	2,400	46,680
Energy Focus, Inc.(a)	4,423	10,792
EnerSys	6,551	456,146
ESCO Technologies, Inc.	3,900	234,975
Fabrinet(a)	6,340	181,958
FARO Technologies, Inc.(a)	2,690	126,430
General Cable Corp.	7,405	219,188
Houston Wire & Cable Co.(a)	3,110	22,392
Hubbell, Inc.	8,019	1,085,291
II-VI, Inc.(a)	8,248	387,244
Integer Holdings Corp.(a)	4,501	203,895
Intevac, Inc.(a)	5,485	37,572
IntriCon Corp.(a)	1,361	26,948
IPG Photonics Corp.(a)	5,926	1,268,934
Itron, Inc.(a)	5,094	347,411
Jabil, Inc.	27,147	712,609
KEMET Corp.(a)	7,636	114,998
Keysight Technologies, Inc.(a)	29,130	1,211,850
Kimball Electronics, Inc.(a)	5,162	94,206
Knowles Corp.(a)	15,810	231,775
LightPath Technologies, Inc., Class A(a)	6,052	13,435
Littelfuse, Inc.	3,550	702,261
LSI Industries, Inc.	4,195	28,862
MACOM Technology Solutions Holdings, Inc.(a)(b)	6,324	205,783

6	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic & Electrical Equipment (continued)
Maxwell Technologies, Inc. (a(b)	5,619	$32,365
Mesa Laboratories, Inc.	562	69,857
Methode Electronics, Inc.	5,654	226,725
Microvision, Inc.(a)(b)	10,983	17,902
MTS Systems Corp.	2,593	139,244
Napco Security Technologies, Inc.(a)	4,487	39,261
National Instruments Corp.	17,626	733,770
Novanta, Inc.(a)	5,584	279,200
Nuvectra Corp.(a)	1,322	10,259
NVE Corp.	974	83,764
Orion Energy Systems, Inc.(a)	7,855	6,912
OSI Systems, Inc.(a)	2,791	179,685
Park Electrochemical Corp.	3,206	62,998
Plexus Corp.(a)	5,087	308,883
Powell Industries, Inc.	1,398	40,053
Regal-Beloit Corp.	6,944	531,910
Research Frontiers, Inc.(a)	5,552	5,774
Rogers Corp.(a)	2,685	434,755
Rubicon Technology, Inc.(a)	529	4,232
Sanmina Corp.(a)	11,339	374,187
Sensata Technologies Holding NV(a)(b)	26,687	1,363,973
Sparton Corp.(a)	1,071	24,697
Synthesis Energy Systems, Inc.(a)	7,207	20,612
Trimble, Inc.(a)	39,601	1,609,425
TTM Technologies, Inc.(a)	13,962	218,785
Turtle Beach Corp.(a)	6,063	2,747
Ultralife Corp.(a)	4,545	29,770
Universal Display Corp.(b)	6,605	1,140,353
Veeco Instruments, Inc.(a)	8,156	121,117
Vicor Corp.(a)	3,135	65,521
Vishay Intertechnology, Inc.	20,274	420,685
Vishay Precision Group, Inc.(a)	2,569	64,610
WESCO International, Inc.(a)	7,166	488,363
Zebra Technologies Corp., Class A(a)	8,305	862,059

		25,169,748
Financial Services — 4.4%
Actinium Pharmaceuticals, Inc.(a)	8,447	5,605
Ally Financial, Inc.	69,575	2,028,836
Artisan Partners Asset Management, Inc., Class A	8,027	317,067
Ashford, Inc.(a)	394	36,642
Associated Capital Group, Inc., Class A	805	27,451
Asta Funding, Inc.(a)	1,501	11,107
Atlanticus Holdings Corp.(a)	251	602
BGC Partners, Inc., Class A	36,260	547,889
Blackhawk Network Holdings, Inc.(a)	9,391	334,789
Cannae Holdings, Inc.(a)	12,943	220,419
CIT Group, Inc.	21,488	1,057,854
Cohen & Steers, Inc.	3,036	143,572
Consumer Portfolio Services, Inc.(a)	5,716	23,721
Cowen, Inc., Class A(a)(b)	4,324	59,023
Credit Acceptance Corp.(a)	1,948	630,139
Diamond Hill Investment Group, Inc.	522	107,877
Eaton Vance Corp.	18,334	1,033,854
Encore Capital Group, Inc.(a)	3,846	161,917
Enova International, Inc.(a)	4,701	71,455
Essent Group Ltd.(a)	12,034	522,516
Evercore, Inc., Class A	6,093	548,370
Ezcorp, Inc., Class A(a)(b)	8,094	98,747
Federal Agricultural Mortgage Corp., Class C	1,734	135,668
Federated Investors, Inc., Class B	13,995	504,940
Financial Engines, Inc.	9,678	293,243
FirstCash, Inc.	7,433	501,356
FNF Group	41,438	1,626,027
GAMCO Investors, Inc., Class A	805	23,868

Security	Shares	Value
Financial Services (continued)
Green Dot Corp., Class A(a)	6,679	$402,477
Greenhill & Co., Inc.	4,276	83,382
Hamilton Lane, Inc., Class A	2,610	92,368
HealthEquity, Inc.(a)	7,750	361,615
Houlihan Lokey, Inc.	3,805	172,861
HRG Group, Inc.(a)	22,134	375,171
Impac Mortgage Holdings, Inc.(a)	1,830	18,593
Interactive Brokers Group, Inc., Class A	10,219	605,067
INTL. FCStone, Inc.(a)	2,537	107,899
Investment Technology Group, Inc.	5,189	99,888
Investors Title Co.	214	42,447
Janus Henderson Group PLC	29,130	1,114,514
Jason Industries, Inc.(a)	4,507	10,682
Ladder Capital Corp.	13,533	184,455
Ladenburg Thalmann Financial Services, Inc.	20,288	64,110
Lazard Ltd., Class A	20,140	1,057,350
Legg Mason, Inc.	13,893	583,228
LendingClub Corp.(a)	58,525	241,708
LendingTree, Inc.(a)	1,296	441,223
Liberty Ventures, Series A(a)	13,059	708,320
LPL Financial Holdings, Inc.	13,361	763,448
MarketAxess Holdings, Inc.	5,863	1,182,860
Marlin Business Services Corp.	1,640	36,736
MGIC Investment Corp.(a)	58,906	831,164
Moelis & Co., Class A	4,535	219,948
MoneyGram International, Inc.(a)	5,436	71,646
MSCI, Inc.	14,034	1,775,862
Nelnet, Inc., Class A	2,846	155,904
NMI Holdings, Inc., Class A(a)	9,420	160,140
NRG Yield, Inc., Class A	8,929	168,312
NRG Yield, Inc., Class C	9,117	172,311
Ocwen Financial Corp.(a)	16,212	50,744
On Deck Capital, Inc.(a)	6,601	37,890
OneMain Holdings, Inc.(a)	8,167	212,260
Oppenheimer Holdings, Inc., Class A	1,705	45,694
PICO Holdings, Inc.(a)	4,035	51,648
Piper Jaffray Cos.	2,366	204,068
PJT Partners, Inc., Class A	2,864	130,598
PRA Group, Inc.(a)(b)	7,260	241,032
Pzena Investment Management, Inc., Class A	3,173	33,856
Radian Group, Inc.	33,786	696,329
Regional Management Corp.(a)	1,727	45,437
Safeguard Scientifics, Inc.(a)	4,085	45,752
Santander Consumer USA Holdings, Inc.	17,383	323,671
SEI Investments Co.	20,493	1,472,627
SLM Corp.(a)	67,457	762,275
Stewart Information Services Corp.	3,587	151,730
Stifel Financial Corp.	10,470	623,593
TD Ameritrade Holding Corp.	40,579	2,074,804
TESARO, Inc.(a)	5,933	491,668
U.S. Global Investors, Inc., Class A(b)	4,302	16,778
Virtu Financial, Inc., Class A	6,407	117,248
Virtus Investment Partners, Inc.	1,153	132,653
VolitionRX Ltd.(a)	6,405	18,831
Voya Financial, Inc.(b)	28,493	1,409,549
Waddell & Reed Financial, Inc., Class A	12,521	279,719
Walker & Dunlop, Inc.(a)(b)	4,301	204,298
Westwood Holdings Group, Inc.	1,466	97,064
WisdomTree Investments, Inc.	17,278	216,839
WMIH Corp.(a)	33,498	28,443
World Acceptance Corp.(a)	1,064	85,886

		33,683,227
Fixed Line Telecommunications — 0.4%
8x8, Inc.(a)	14,330	202,053
Cincinnati Bell, Inc.(a)	6,259	130,500

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Fixed Line Telecommunications (continued)
Consolidated Communications Holdings, Inc.	9,996	$121,851
Frontier Communications Corp.	12,098	81,783
General Communication, Inc., Class A(a)	4,373	170,635
GTT Communications, Inc.(a)(b)	5,160	242,262
Hawaiian Telcom Holdco, Inc.(a)	2,127	65,639
HC2 Holdings, Inc.(a)	4,461	26,543
IDT Corp., Class B(a)	2,972	31,503
Straight Path Communications, Inc., Class B(a)(b)	1,262	229,419
Vonage Holdings Corp.(a)	30,026	305,375
Windstream Holdings, Inc.	28,739	53,167
Zayo Group Holdings, Inc.(a)	28,298	1,041,366

		2,702,096
Food & Drug Retailers — 0.4%
Casey’s General Stores, Inc.	5,909	661,453
Chefs’ Warehouse, Inc.(a)	3,358	68,839
Core-Mark Holding Co., Inc.	7,129	225,134
Diplomat Pharmacy, Inc.(a)	6,690	134,268
GNC Holdings, Inc., Class A(b)	10,229	37,745
Ingles Markets, Inc., Class A	2,303	79,684
Natural Health Trends Corp.	1,354	20,567
Performance Food Group Co.(a)	13,433	444,632
PetMed Express, Inc.	3,455	157,203
Rite Aid Corp.(a)(b)	169,281	333,486
Smart & Final Stores, Inc.(a)	4,080	34,884
SpartanNash Co.	5,521	147,300
Sprouts Farmers Market, Inc.(a)	19,601	477,284
SuperValu, Inc.(a)	5,901	127,462
United Natural Foods, Inc.(a)(b)	7,684	378,591
Vitamin Shoppe, Inc.(a)	3,693	16,249
Weis Markets, Inc.	2,324	96,190

		3,440,971
Food Producers — 2.0%
Alico, Inc.	610	17,995
Amplify Snack Brands, Inc.(a)(b)	5,088	61,107
Andersons, Inc.	3,787	117,965
B&G Foods, Inc.	10,478	368,302
Blue Buffalo Pet Products, Inc.(a)(b)	15,208	498,670
Bunge Ltd.	21,472	1,440,342
Cal-Maine Foods, Inc.(a)	4,515	200,692
Calavo Growers, Inc.	2,423	204,501
Darling Ingredients, Inc.(a)	26,202	475,060
Dean Foods Co.	13,709	158,476
Farmer Bros Co.(a)	1,660	53,369
Flowers Foods, Inc.	29,403	567,791
Fresh Del Monte Produce, Inc.	5,263	250,887
Freshpet, Inc.(a)	3,781	71,650
Griffin Industrial Realty, Inc.	1,073	39,379
Hain Celestial Group, Inc.(a)(b)	16,146	684,429
Herbalife Ltd.(a)(b)	9,837	666,162
Hostess Brands, Inc.(a)	13,475	199,565
HQ Sustainable Maritime Industries, Inc.(a)(c)	4,100	—
Ingredion, Inc.	11,183	1,563,383
J&J Snack Foods Corp.	2,381	361,507
John B Sanfilippo & Son, Inc.	1,422	89,942
Lamb Weston Holdings, Inc.	22,466	1,268,206
Lancaster Colony Corp.	2,973	384,141
Lifevantage Corp.(a)	3,491	16,617
Lifeway Foods, Inc.(a)(b)	1,804	14,432
Limoneira Co.	2,404	53,850
Lipocine, Inc.(a)	5,425	18,662
Mannatech, Inc.	644	9,660
Medifast, Inc.	1,806	126,077
MGP Ingredients, Inc.	1,817	139,691
Nutrisystem, Inc.	4,434	233,228

Security	Shares	Value
Food Producers (continued)
Phibro Animal Health Corp., Class A	2,839	$95,106
Pilgrim’s Pride Corp.(a)	9,086	282,211
Pinnacle Foods, Inc.	18,245	1,085,030
Post Holdings, Inc.(a)(b)	10,224	810,048
Reliv International, Inc.(a)	59	290
Rocky Mountain Chocolate Factory, Inc.	2,724	32,143
Sanderson Farms, Inc.	2,996	415,785
Seaboard Corp.	38	167,580
Seneca Foods Corp., Class A(a)	1,343	41,297
The Simply Good Foods Co.(a)	4,220	60,177
Snyders-Lance, Inc.	13,636	682,891
Tootsie Roll Industries, Inc.(b)	2,779	101,156
TreeHouse Foods, Inc.(a)	9,028	446,525
U.S. Foods Holding Corp.(a)	21,459	685,186
USANA Health Sciences, Inc.(a)	1,572	116,407

		15,377,570
Forestry & Paper — 0.2%
Clearwater Paper Corp.(a)	2,534	115,043
Deltic Timber Corp.	1,574	144,100
Domtar Corp.	9,442	467,568
KapStone Paper and Packaging Corp.	13,377	303,547
Mercer International, Inc.	6,229	89,075
Neenah Paper, Inc.	2,503	226,897
PH Glatfelter Co.	6,319	135,479
Resolute Forest Products(a)(b)	12,838	141,860
Veritiv Corp.(a)	2,308	66,701
Verso Corp., Class A(a)	5,490	96,459

		1,786,729
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	316,768
Aqua America, Inc.	27,283	1,070,351
Artesian Resources Corp., Class A	1,250	48,200
Atmos Energy Corp.	16,286	1,398,804
Avista Corp.	9,641	496,415
Cadiz, Inc.(a)	4,834	68,884
California Water Service Group	7,033	318,947
Chesapeake Utilities Corp.	2,612	205,173
Connecticut Water Service, Inc.	2,258	129,632
Evoqua Water Technologies Corp.(a)	1,170	27,741
Genie Energy Ltd., Class B	3,673	16,014
Middlesex Water Co.	2,592	103,447
National Fuel Gas Co.	13,759	755,507
New Jersey Resources Corp.	12,980	521,796
Northwest Natural Gas Co.	4,404	262,699
ONE Gas, Inc.	7,794	570,988
PNM Resources, Inc.	11,944	483,135
RGC Resources, Inc.	2,773	75,093
SJW Corp.	2,322	148,213
South Jersey Industries, Inc.	12,485	389,907
Southwest Gas Holdings, Inc.	7,106	571,891
Spark Energy, Inc., Class A(b)	2,263	28,061
Spire, Inc.	6,930	520,789
UGI Corp.	26,803	1,258,401
Vectren Corp.	13,062	849,291
WGL Holdings, Inc.	7,652	656,848
York Water Co.	2,157	73,122

		11,366,117
General Industrials — 1.4%
Actuant Corp., Class A	10,812	273,544
Aptargroup, Inc.	10,013	863,922
Bemis Co., Inc.	14,048	671,354
Berry Global Group, Inc.(a)	20,191	1,184,606
Carlisle Cos., Inc.	9,566	1,087,176

8	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
General Industrials (continued)
Crown Holdings, Inc.(a)	21,282	$1,197,112
CryoPort, Inc.(a)	4,188	35,975
Global Brass & Copper Holdings, Inc.	3,673	121,576
Graphic Packaging Holding Co.	49,693	767,772
Greif, Inc., Class A	3,637	220,329
Greif, Inc., Class B	1,017	70,529
Harsco Corp.(a)	11,862	221,226
ITT, Inc.	13,665	729,301
Landec Corp.(a)	4,881	61,501
Multi-Color Corp.	2,155	161,302
Myers Industries, Inc.	3,762	73,359
Otter Tail Corp.	5,878	261,277
Owens-Illinois, Inc.(a)	25,629	568,195
Raven Industries, Inc.	5,522	189,681
Rexnord Corp.(a)	15,645	407,083
Silgan Holdings, Inc.	12,070	354,737
Sonoco Products Co.	15,359	816,177
TriMas Corp.(a)	6,652	177,941
UFP Technologies, Inc.(a)	1,471	40,894

		10,556,569
General Retailers — 4.1%
1-800-Flowers.com, Inc., Class A(a)	5,670	60,669
Aaron’s, Inc.	9,518	379,292
Abercrombie & Fitch Co., Class A	10,514	183,259
Adtalem Global Education, Inc.	9,173	385,725
Altice USA, Inc., Class A(a)	9,968	211,621
AMERCO	915	345,788
America’s Car-Mart, Inc.(a)(b)	1,386	61,885
American Eagle Outfitters, Inc.	25,423	477,952
American Public Education, Inc.(a)	2,731	68,412
ANGI Homeservices, Inc.(a)	8,054	84,245
Antero Resources Corp.(a)	32,796	623,124
Asbury Automotive Group, Inc.(a)	3,061	195,904
Ascena Retail Group, Inc.(a)	25,130	59,056
At Home Group, Inc.(a)	652	19,814
AutoNation, Inc.(a)	9,193	471,877
AutoWeb, Inc.(a)	2,014	18,146
Barnes & Noble Education, Inc.(a)	6,163	50,783
Barnes & Noble, Inc.	8,898	59,617
Beacon Roofing Supply, Inc.(a)	9,402	599,472
Bed Bath & Beyond, Inc.	21,609	475,182
Big 5 Sporting Goods Corp.	2,684	20,398
Big Lots, Inc.	6,639	372,780
Boot Barn Holdings, Inc.(a)	2,185	36,293
Bridgepoint Education, Inc.(a)	2,758	22,891
Bright Horizons Family Solutions, Inc.(a)	8,004	752,376
Buckle, Inc.	3,973	94,359
Build-A-Bear Workshop, Inc.(a)	2,727	25,088
Burlington Stores, Inc. (a)	10,694	1,315,683
Caleres, Inc.	6,897	230,912
Cambium Learning Group, Inc.(a)	4,720	26,810
Capella Education Co.	1,792	138,701
Care.com, Inc.(a)	1,738	31,354
Career Education Corp.(a)	10,687	129,099
Carriage Services, Inc.	2,462	63,298
Cars.com, Inc.(a)	11,105	320,268
Carvana Co.(a)(b)	2,969	56,767
Cato Corp., Class A	3,894	61,992
CDK Global, Inc.	20,933	1,492,104
Chegg, Inc.(a)	12,092	197,341
Chemed Corp.	2,486	604,148
Chico’s FAS, Inc.	19,485	171,858
Children’s Place, Inc.	2,749	399,567
Christopher & Banks Corp.(a)	6,159	7,822

Security	Shares	Value
General Retailers (continued)
Citi Trends, Inc.	2,593	$68,611
Clean Energy Fuels Corp.(a)	15,034	30,519
Collectors Universe, Inc.	1,741	49,862
Conn’s, Inc.(a)	3,781	134,415
Container Store Group, Inc.(a)	2,847	13,495
Copart, Inc.(a)	31,934	1,379,229
Destination Maternity Corp.(a)	2,770	8,227
Destination XL Group, Inc.(a)	8,559	18,830
Dick’s Sporting Goods, Inc.	13,158	378,161
Dillard’s, Inc., Class A(b)	3,366	202,128
DSW, Inc., Class A	11,768	251,953
Emerald Expositions Events, Inc.(b)	2,005	40,782
Etsy, Inc.(a)	16,289	333,110
EVINE Live, Inc.(a)	7,906	11,068
Express, Inc.(a)	12,371	125,566
Finish Line, Inc., Class A	6,356	92,353
Five Below, Inc.(a)	8,397	556,889
Francesca’s Holdings Corp.(a)	6,453	47,171
Fred’s, Inc., Class A	4,994	20,226
FTD Cos., Inc.(a)	3,190	22,936
Gaia, Inc.(a)	3,595	44,578
GameStop Corp., Class A	15,760	282,892
Genesco, Inc.(a)	3,006	97,695
Grand Canyon Education, Inc.(a)	7,545	675,504
Group 1 Automotive, Inc.	3,063	217,381
GrubHub, Inc.(a)(b)	13,902	998,164
Guess?, Inc.	9,276	156,579
Haverty Furniture Cos., Inc.	3,228	73,114
Hibbett Sports, Inc.(a)	3,484	71,074
Hillenbrand, Inc.	9,955	444,988
Houghton Mifflin Harcourt Co.(a)	15,421	143,415
HSN, Inc.	4,839	195,254
J. Jill, Inc.(a)	1,051	8,198
JC Penney Co., Inc.(a)(b)	46,483	146,889
K12, Inc.(a)	5,636	89,612
KAR Auction Services, Inc.	21,349	1,078,338
Kirkland’s, Inc.(a)	2,707	32,389
Lands’ End, Inc.(a)	2,026	39,608
Laureate Education, Inc., Class A(a)	5,435	73,699
Liquidity Services, Inc.(a)	4,477	21,713
Lithia Motors, Inc., Class A	3,754	426,417
Lumber Liquidators Holdings, Inc.(a)	4,057	127,349
MarineMax, Inc.(a)	4,129	78,038
Matthews International Corp., Class A	4,866	256,925
Michaels Cos., Inc.(a)(b)	16,397	396,643
Monro, Inc.	5,679	323,419
Murphy USA, Inc.(a)(b)	5,262	422,854
Office Depot, Inc.	84,453	298,967
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	7,432	395,754
Overstock.com, Inc.(a)(b)	2,766	176,747
Party City Holdco, Inc.(a)	3,899	54,391
PCM, Inc.(a)(b)	1,516	15,008
Penske Automotive Group, Inc.	5,762	275,712
Pier 1 Imports, Inc.	12,905	53,427
PriceSmart, Inc.	3,440	296,184
Providence Service Corp.(a)	2,023	120,045
RealNetworks, Inc.(a)(b)	5,145	17,596
Regis Corp.(a)	5,786	88,873
Rent-A-Center, Inc.	7,864	87,290
RH(a)	3,106	267,768
Rollins, Inc.	15,119	703,487
Rush Enterprises, Inc., Class A(a)	5,240	266,244
Sally Beauty Holdings, Inc.(a)	20,944	392,909
Sears Holdings Corp.(a)	4,842	17,334
Service Corp. International	29,697	1,108,292

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
General Retailers (continued)
ServiceMaster Global Holdings, Inc.(a)(b)	21,046	$1,079,028
Shoe Carnival, Inc.	2,381	63,692
Shutterfly, Inc.(a)	5,172	257,307
SiteOne Landscape Supply, Inc.(a)(b)	5,891	451,840
Sonic Automotive, Inc., Class A	4,134	76,272
Sotheby’s(a)	6,051	312,232
SP Plus Corp.(a)	2,950	109,445
Sportsman’s Warehouse Holdings, Inc.(a)(b)	4,298	28,410
Stage Stores, Inc.	4,672	7,849
Stamps.com, Inc.(a)(b)	2,505	470,940
Stein Mart, Inc.(b)	4,383	5,084
Strayer Education, Inc.	1,653	148,076
Tailored Brands, Inc.	7,130	155,648
Tile Shop Holdings, Inc.	5,605	53,808
Titan Machinery, Inc.(a)	2,671	56,545
TrueCar, Inc.(a)	11,249	125,989
Trupanion, Inc.(a)	3,225	94,396
Tuesday Morning Corp.(a)	6,404	17,611
Urban Outfitters, Inc.(a)(b)	12,318	431,869
Weight Watchers International, Inc.(a)	4,031	178,493
Williams-Sonoma, Inc.	11,717	605,769
Winmark Corp.	437	56,548
Zumiez, Inc.(a)	2,839	59,122

		31,593,993
Health Care Equipment & Services — 4.0%
AAC Holdings, Inc.(a)	2,226	20,034
Abaxis, Inc.	3,511	173,865
ABIOMED, Inc.(a)	6,466	1,211,793
Acadia Healthcare Co., Inc.(a)(b)	12,505	408,038
Accuray, Inc.(a)(b)	12,884	55,401
Addus HomeCare Corp.(a)	1,286	44,753
Almost Family, Inc.(a)	2,437	134,888
Alphatec Holdings, Inc.(a)	1,899	5,051
Amedisys, Inc.(a)	4,240	223,490
American Renal Associates Holdings, Inc.(a)	1,388	24,151
Analogic Corp.	1,873	156,864
AngioDynamics, Inc.(a)	7,769	129,198
Anika Therapeutics, Inc.(a)(b)	2,272	122,484
Antares Pharma, Inc.(a)	26,095	51,929
AtriCure, Inc.(a)	5,376	98,058
Atrion Corp.	224	141,254
AxoGen, Inc.(a)	4,935	139,661
Bio-Rad Laboratories, Inc., Class A(a)	3,214	767,085
Biolase, Inc.(a)	11,125	4,744
BioScrip, Inc.(a)	20,256	58,945
BioTelemetry, Inc.(a)(b)	4,630	138,437
Bovie Medical Corp.(a)	4,719	12,269
Brookdale Senior Living, Inc.(a)	28,171	273,268
Bruker Corp.	16,600	569,712
CalAtlantic Group, Inc.	11,783	664,443
Cantel Medical Corp.	5,957	612,797
Capital Senior Living Corp.(a)(b)	4,670	62,998
Cardiovascular Systems, Inc.(a)(b)	5,198	123,141
Civitas Solutions, Inc.(a)	2,868	49,043
Cogentix Medical, Inc.(a)	6,713	21,146
Community Health Systems, Inc.(a)(b)	17,321	73,787
ConforMIS, Inc.(a)(b)	5,799	13,802
CONMED Corp.	3,573	182,116
Corindus Vascular Robotics, Inc.(a)(b)	20,807	21,015
Corvel Corp.(a)	1,635	86,492
CryoLife, Inc.(a)	4,639	88,837
Cutera, Inc.(a)	2,275	103,171
CytoSorbents Corp.(a)(b)	4,303	27,970
DexCom, Inc.(a)(b)	13,180	756,400

Security	Shares	Value
Health Care Equipment & Services (continued)
Encompass Health Corp.	14,780	$730,280
Endologix, Inc.(a)	12,883	68,924
Ensign Group, Inc.	6,892	153,002
Entellus Medical, Inc.(a)	1,544	37,658
Exactech, Inc.(a)	1,877	92,818
Five Star Senior Living, Inc.(a)	16,250	24,375
Fluidigm Corp.(a)(b)	4,592	27,047
FONAR Corp.(a)	1,417	34,504
Genesis Healthcare, Inc.(a)(b)	5,313	4,053
GenMark Diagnostics, Inc.(a)(b)	7,790	32,484
Glaukos Corp.(a)(b)	4,900	125,685
Globus Medical, Inc., Class A(a)	11,083	455,511
Haemonetics Corp.(a)	7,760	450,701
Halyard Health, Inc.(a)	7,764	358,542
Healthcare Services Group, Inc.	11,747	619,302
HealthStream, Inc.(a)	3,976	92,084
Hill-Rom Holdings, Inc.	9,945	838,264
HMS Holdings Corp.(a)	13,041	221,045
ICU Medical, Inc.(a)	2,348	507,168
Inogen, Inc.(a)	2,528	301,034
Insulet Corp.(a)	9,429	650,601
Integra LifeSciences Holdings Corp.(a)	9,568	457,925
Intersect ENT, Inc.(a)	4,481	145,184
Invacare Corp.	4,891	82,413
iRhythm Technologies, Inc.(a)	2,986	167,365
Juno Therapeutics, Inc.(a)(b)	13,316	608,674
K2M Group Holdings, Inc.(a)	6,090	109,620
Kindred Healthcare, Inc.	12,162	117,971
Lantheus Holdings, Inc.(a)	4,633	94,745
LeMaitre Vascular, Inc.	2,222	70,749
LHC Group, Inc.(a)	2,418	148,103
LifePoint Health, Inc.(a)	6,081	302,834
LivaNova PLC(a)	6,732	538,021
Magellan Health, Inc.(a)	3,447	332,808
Masimo Corp.(a)	7,196	610,221
MEDNAX, Inc.(a)	14,693	785,194
Meridian Bioscience, Inc.	6,734	94,276
Merit Medical Systems, Inc.(a)	8,267	357,134
Molina Healthcare, Inc.(a)	6,739	516,747
Natera, Inc.(a)	4,291	38,576
National Healthcare Corp.	1,472	89,704
Natus Medical, Inc.(a)	5,169	197,456
Navidea Biopharmaceuticals, Inc.(a)	26,297	9,428
Neogen Corp.(a)	6,464	531,405
NeoGenomics, Inc.(a)(b)	9,277	82,194
Nevro Corp.(a)	4,286	295,905
NuVasive, Inc.(a)	7,914	462,890
NxStage Medical, Inc.(a)	10,176	246,565
Omnicell, Inc.(a)	6,517	316,075
OraSure Technologies, Inc.(a)	9,831	185,413
Orthofix International NV(a)	2,789	152,558
Owens & Minor, Inc.	9,148	172,714
Penumbra, Inc.(a)(b)	4,535	426,744
Psychemedics Corp.	1,320	27,139
Quidel Corp.(a)	4,380	189,873
Quorum Health Corp.(a)(b)	4,330	27,019
R1 RCM, Inc.(a)	14,948	65,921
RadNet, Inc.(a)	5,911	59,701
Retractable Technologies, Inc.(a)	4,605	3,131
Rockwell Medical, Inc.(a)(b)	7,565	44,028
RTI Surgical, Inc.(a)	10,112	41,459
SeaSpine Holdings Corp.(a)	1,779	18,004
Select Medical Holdings Corp.(a)	16,098	284,130
Spark Therapeutics, Inc.(a)(b)	4,759	244,708
STAAR Surgical Co.(a)	5,027	77,919

10	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Services (continued)
STERIS PLC	13,340	$1,166,850
Surgery Partners, Inc.(a)(b)	3,215	38,902
SurModics, Inc.(a)	2,327	65,156
T2 Biosystems, Inc.(a)	4,053	16,698
Tactile Systems Technology, Inc.(a)	1,840	53,323
Tandem Diabetes Care, Inc.(a)	367	866
Teladoc, Inc.(a)	7,825	272,701
Teleflex, Inc.	7,031	1,749,453
Tenet Healthcare Corp.(a)	12,189	184,785
Tivity Health, Inc.(a)	5,011	183,152
Triple-S Management Corp., Class B(a)	3,526	87,621
U.S. Physical Therapy, Inc.	1,955	141,151
Utah Medical Products, Inc.	662	53,887
Varex Imaging Corp.(a)(b)	5,658	227,282
ViewRay, Inc.(a)(b)	7,494	69,394
Viveve Medical, Inc.(a)(b)	1,837	9,130
WellCare Health Plans, Inc.(a)	7,053	1,418,429
West Pharmaceutical Services, Inc.	11,434	1,128,193
Wright Medical Group NV(a)	17,581	390,298
Zafgen, Inc.(a)	2,989	13,809

		30,779,335
Household Goods & Home Construction — 1.7%
ACCO Brands Corp.(a)	16,442	200,592
Bassett Furniture Industries, Inc.	1,739	65,386
Beazer Homes USA, Inc.(a)	5,712	109,728
Briggs & Stratton Corp.	6,373	161,683
Cavco Industries, Inc.(a)	1,393	212,572
Central Garden & Pet Co., Class A(a)	6,265	236,253
Century Communities, Inc.(a)	3,342	103,936
Compx International, Inc.	1,034	13,752
Comstock Holdings Cos., Inc.(a)	1,729	3,112
Dixie Group, Inc.(a)	2,900	11,165
Edgewell Personal Care Co.(a)	8,921	529,818
Energizer Holdings, Inc.	9,658	463,391
Ethan Allen Interiors, Inc.	3,943	112,770
Flexsteel Industries, Inc.	1,215	56,838
Forward Industries, Inc.(a)	2,823	3,472
Hamilton Beach Brands Holding Co.	1,598	41,053
Herman Miller, Inc.	8,959	358,808
HNI Corp.	6,656	256,722
Hooker Furniture Corp.	1,876	79,636
Hovnanian Enterprises, Inc., Class A(a)	21,351	71,526
Interface, Inc.	9,610	241,692
iRobot Corp.(a)	4,266	327,202
KB Home	12,278	392,282
Knoll, Inc.	7,374	169,897
La-Z-Boy, Inc.	7,437	232,034
LGI Homes, Inc.(a)	2,808	210,684
Libbey, Inc.	3,627	27,275
Lifetime Brands, Inc.	2,050	33,825
M/I Homes, Inc.(a)	4,013	138,047
MDC Holdings, Inc.	6,411	204,383
Meritage Homes Corp.(a)	5,844	299,213
National Presto Industries, Inc.	790	78,566
NVR, Inc.(a)	549	1,926,013
Oil-Dri Corp. of America	1,129	46,854
Scotts Miracle-Gro Co., Class A	6,384	683,024
Sleep Number Corp.(a)	6,400	240,576
Spectrum Brands Holdings, Inc.	3,826	430,042
Steelcase, Inc., Class A	12,921	196,399
Taylor Morrison Home Corp., Class A(a)	10,966	268,338
Tempur Sealy International, Inc.(a)	7,002	438,955
Toll Brothers, Inc.	23,979	1,151,520
TRI Pointe Group, Inc.(a)	25,458	456,225

Security	Shares	Value
Household Goods & Home Construction (continued)
Tupperware Brands Corp.	7,915	$496,270
Virco Manufacturing Corp.	5,315	26,841
Wayfair, Inc., Class A(a)	6,202	497,835
WD-40 Co.	2,313	272,934
William Lyon Homes, Class A(a)	4,111	119,548

		12,698,687
Industrial Engineering — 3.3%
AGCO Corp.	10,320	737,158
Alamo Group, Inc.	1,607	181,382
Albany International Corp., Class A	4,299	264,174
Altra Industrial Motion Corp.	4,683	236,023
American Railcar Industries, Inc.	1,354	56,381
Astec Industries, Inc.	2,944	172,224
Babcock & Wilcox Enterprises, Inc.(a)(b)	8,137	46,218
Broadwind Energy, Inc.(a)	4,880	13,274
Ceco Environmental Corp.	4,277	21,941
Chicago Rivet & Machine Co.(b)	494	15,709
CIRCOR International, Inc.(b)	2,547	123,988
Colfax Corp.(a)(b)	15,461	612,565
Columbus McKinnon Corp.	2,933	117,261
Commercial Vehicle Group, Inc.(a)	5,294	56,593
Crane Co.	8,061	719,202
DMC Global, Inc.	2,800	70,140
Donaldson Co., Inc.	20,008	979,392
Douglas Dynamics, Inc.	3,445	130,221
Energy Recovery, Inc.(a)(b)	5,232	45,780
EnPro Industries, Inc.	3,440	321,674
Federal Signal Corp.	9,098	182,779
Franklin Electric Co., Inc.	5,838	267,964
FreightCar America, Inc.	2,656	45,364
Gardner Denver Holdings, Inc.(a)	8,550	290,101
GATX Corp.	6,015	373,892
Gorman-Rupp Co.	2,838	88,574
Graco, Inc.	26,261	1,187,568
Graham Corp.	1,902	39,809
Greenbrier Cos., Inc.	4,279	228,071
H&E Equipment Services, Inc.	4,783	194,429
Horizon Global Corp.(a)	3,297	46,224
Hurco Cos., Inc.	1,373	57,941
Hyster-Yale Materials Handling, Inc.	1,727	147,071
IDEX Corp.	11,736	1,548,800
John Bean Technologies Corp.	4,869	539,485
Kadant, Inc.	1,829	183,632
Kennametal, Inc.	11,991	580,484
Key Technology, Inc.(a)	998	18,393
Kimball International, Inc., Class B	5,240	97,831
Lincoln Electric Holdings, Inc.	9,781	895,744
Lindsay Corp.	1,858	163,876
Lydall, Inc.(a)	2,799	142,049
Manitex International, Inc.(a)	2,717	26,083
The Manitowoc Co., Inc.(a)	5,858	230,454
Materion Corp.	3,097	150,514
Meritor, Inc.(a)	14,861	348,639
Middleby Corp.(a)(b)	8,629	1,164,484
Milacron Holdings Corp.(a)	8,386	160,508
Miller Industries, Inc.	2,019	52,090
MSA Safety, Inc.	4,976	385,739
Mueller Industries, Inc.	9,270	328,436
NACCO Industries, Inc., Class A	799	30,082
Navistar International Corp.(a)(b)	9,906	424,769
NN, Inc.	4,181	115,396
Nordson Corp.	7,922	1,159,781
Oshkosh Corp.	11,784	1,071,048
Paylocity Holding Corp.(a)	4,271	201,420

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Engineering (continued)
Perma-Pipe International Holdings, Inc.(a)	1,937	$17,433
Proto Labs, Inc.(a)	3,660	376,980
REV Group, Inc.	1,759	57,220
Spartan Motors, Inc.	5,545	87,334
SPX Corp.(a)	6,490	203,721
SPX FLOW, Inc.(a)	6,381	303,417
Standex International Corp.	2,053	209,098
Sun Hydraulics Corp.	3,942	255,008
Tennant Co.	2,625	190,706
Terex Corp.	13,178	635,443
Timken Co.	10,466	514,404
TimkenSteel Corp.(a)	5,808	88,224
Toro Co.	16,519	1,077,534
Trinity Industries, Inc.	23,378	875,777
Twin Disc, Inc.(a)	1,831	48,650
Wabash National Corp.	10,252	222,468
Wabtec Corp.(b)	13,427	1,093,361
Welbilt, Inc.(a)	22,964	539,884
Woodward, Inc.	8,805	673,935

		25,561,421
Industrial Metals & Mining — 1.0%
AK Steel Holding Corp.(a)	48,142	272,489
Alcoa Corp.(a)	26,331	1,418,451
Allegheny Technologies, Inc.(a)	16,681	402,679
Ampco-Pittsburgh Corp.	1,955	24,242
Carpenter Technology Corp.	7,069	360,448
Century Aluminum Co.(a)	7,937	155,883
Cleveland-Cliffs, Inc.(a)	45,148	325,524
Commercial Metals Co.	17,547	374,102
Friedman Industries, Inc.	2,787	15,830
Haynes International, Inc.	2,039	65,350
Kaiser Aluminum Corp.	2,778	296,829
McEwen Mining, Inc.(a)(b)	36,703	83,683
Olympic Steel, Inc.	1,597	34,320
Reliance Steel & Aluminum Co.	11,267	966,596
Ryerson Holding Corp.(a)	2,400	24,960
Steel Dynamics, Inc.	36,801	1,587,227
Synalloy Corp.	2,147	28,770
United States Steel Corp.	27,323	961,496
Universal Stainless & Alloy Products, Inc.(a)	1,302	27,889
Uranium Energy Corp.(a)	19,733	34,928
Worthington Industries, Inc.	6,911	304,499

		7,766,195
Industrial Transportation — 1.5%
Air Lease Corp.	14,722	707,981
Air Transport Services Group, Inc.(a)(b)	7,220	167,071
Aircastle Ltd.	8,419	196,920
ArcBest Corp.	3,519	125,804
Atlas Air Worldwide Holdings, Inc.(a)	3,769	221,052
CAI International, Inc.(a)	2,930	82,978
Celadon Group, Inc.	4,175	26,720
Covenant Transportation Group, Inc., Class A(a)	2,275	65,361
Daseke, Inc.(a)	3,674	52,501
Dorian LPG Ltd.(a)(b)	560	4,603
Echo Global Logistics, Inc.(a)	4,536	127,008
Forward Air Corp.	4,502	258,595
FRP Holdings, Inc.(a)	1,209	53,498
Genco Shipping & Trading Ltd.(a)	2,047	27,266
Gener8 Maritime, Inc.(a)	12,477	82,598
Genesee & Wyoming, Inc., Class A(a)(b)	9,759	768,326
Heartland Express, Inc.	6,722	156,892
Hub Group, Inc., Class A(a)	5,287	253,247
International Seaways, Inc.(a)	6,407	118,273
Kirby Corp.(a)	8,071	539,143

Security	Shares	Value
Industrial Transportation (continued)
Knight-Swift Transportation Holdings, Inc.	18,927	$827,532
Landstar System, Inc.(b)	6,328	658,745
Macquarie Infrastructure Corp.	11,772	755,762
Marten Transport Ltd.	5,945	120,684
Matson, Inc.	6,329	188,857
Old Dominion Freight Line, Inc.	10,806	1,421,529
Overseas Shipholding Group, Inc., Class A(a)	5,813	15,928
PAM Transportation Services, Inc.(a)	659	22,920
Patriot Transportation Holding, Inc.(a)	627	11,029
PHH Corp.(a)	8,457	87,107
Radiant Logistics, Inc.(a)	3,916	18,014
Rand Logistics, Inc.(a)	5,032	785
Roadrunner Transportation Systems, Inc.(a)	4,706	36,283
Ryder System, Inc.	7,941	668,394
Saia, Inc.(a)	4,133	292,410
Schneider National, Inc., Class B	3,952	112,869
Triton International Ltd.(a)	6,337	237,321
Universal Logistics Holdings, Inc.	1,233	29,284
USA Truck, Inc.(a)	1,622	29,407
Werner Enterprises, Inc.	6,158	238,007
Wesco Aircraft Holdings, Inc.(a)	8,960	66,304
Willis Lease Finance Corp.(a)	1,351	33,734
World Fuel Services Corp.	10,630	299,128
XPO Logistics, Inc.(a)(b)	15,154	1,388,046
YRC Worldwide, Inc.(a)	4,920	70,750

		11,666,666
Leisure Goods — 1.1%
Acushnet Holdings Corp.	4,802	101,226
Akoustis Technologies, Inc.(a)(b)	1,429	8,903
Brunswick Corp.	13,583	750,053
Callaway Golf Co.(b)	14,931	207,989
Camping World Holdings, Inc., Class A	3,256	145,641
Clarus Corp.(a)(b)	4,738	37,193
Eastman Kodak Co.(a)	6,100	18,910
Escalade, Inc.	2,070	25,461
Fitbit, Inc., Series A(a)	27,915	159,400
Fox Factory Holding Corp.(a)	6,431	249,844
Glu Mobile, Inc.(a)	17,785	64,737
GoPro, Inc., Class A(a)(b)	15,121	114,466
Johnson Outdoors, Inc., Class A	710	44,084
LCI Industries	3,780	491,400
Malibu Boats, Inc.(a)	3,744	111,309
Marine Products Corp.	1,493	19,021
MCBC Holdings, Inc.(a)	2,500	55,550
Nautilus, Inc.(a)	4,821	64,360
Polaris Industries, Inc.	9,151	1,134,633
Pool Corp.	6,438	834,687
Take-Two Interactive Software, Inc.(a)	16,922	1,857,697
Thor Industries, Inc.	7,641	1,151,652
Universal Electronics, Inc.(a)(b)	2,235	105,604
Vista Outdoor, Inc.(a)	9,083	132,339
Winnebago Industries, Inc.	4,162	231,407
Zedge, Inc., Class B(a)	4,053	11,143

		8,128,709
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	11,676	358,803
AMERISAFE, Inc.	3,104	191,206
Atlantic American Corp.	2,927	9,805
Citizens, Inc.(a)	8,213	60,366
CNO Financial Group, Inc.	26,587	656,433
eHealth, Inc.(a)	2,920	50,720
Employers Holdings, Inc.	5,791	257,120
FBL Financial Group, Inc., Class A	1,787	124,465
Genworth Financial, Inc., Class A(a)	72,970	226,940

12	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Life Insurance (continued)
Health Insurance Innovations, Inc., Class A(a)	2,459	$61,352
Independence Holding Co.	1,686	46,281
National Western Life Group, Inc., Class A	376	124,464
Primerica, Inc.	6,834	693,993

		2,861,948
Media — 3.6%
Acxiom Corp.(a)	11,802	325,263
AH Belo Corp., Class A	3,599	17,275
AMC Networks, Inc., Class A(a)	8,251	446,214
Ascent Capital Group, Inc., Class A(a)	2,129	24,462
Avid Technology, Inc.(a)	5,767	31,084
Beasley Broadcasting Group, Inc., Class A	2,692	36,073
Cable One, Inc.	747	525,402
Central European Media Enterprises Ltd., Class A(a)	16,001	74,405
Clear Channel Outdoor Holdings, Inc., Class A	5,624	25,870
Cogint, Inc.(a)	4,661	20,508
CSS Industries, Inc.	1,461	40,660
CTN Media Group, Inc.(a)(c)	50	—
Dolby Laboratories, Inc., Class A	8,934	553,908
Dun & Bradstreet Corp.	5,713	676,476
Emmis Communications Corp., Class A(a)	2,653	9,392
Entercom Communications Corp., Class A	21,239	229,381
Entravision Communications Corp., Class A	10,513	75,168
EW Scripps Co., Class A(a)	8,572	133,980
FactSet Research Systems, Inc.	6,258	1,206,292
Gannett Co., Inc.	17,822	206,557
Global Eagle Entertainment, Inc.(a)(b)	7,875	18,034
Graham Holdings Co., Class B	728	406,479
Gray Television, Inc.(a)	10,007	167,617
Groupon, Inc.(a)	60,701	309,575
Harte-Hanks, Inc.(a)	6,749	6,403
John Wiley & Sons, Inc., Class A	7,652	503,119
Lamar Advertising Co., Class A	12,881	956,285
Lee Enterprises, Inc.(a)	8,464	19,890
Liberty Broadband Corp., Class A(a)	4,557	387,573
Liberty Broadband Corp., Class C(a)	23,203	1,975,968
Liberty Global PLC, Class A(a)	35,705	1,279,667
Liberty Global PLC, Class C(a)	91,995	3,113,145
Liberty Global PLC LiLAC, Class A(a)	6,706	135,126
Liberty Global PLC LiLAC, Class C(a)(b)	17,478	347,637
Liberty Interactive Corp QVC Group, Series A(a)	63,647	1,554,260
Liberty Media Corp-Liberty Formula One, Class A(a)(b)	3,415	111,739
Liberty Media Corp-Liberty Formula One, Class C(a)	31,342	1,070,643
Liberty Media Corp. — Liberty SiriusXM, Class A(a)(b)	13,849	549,251
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	26,707	1,059,200
Lions Gate Entertainment Corp., Class A(a)	9,936	335,936
Lions Gate Entertainment Corp., Class B(a)	17,152	544,405
Live Nation Entertainment, Inc.(a)	20,841	887,201
Marchex, Inc., Class B(a)	5,246	16,945
McClatchy Co., Class A(a)	1,090	9,734
Meredith Corp.	5,876	388,110
Morningstar, Inc.	2,851	276,462
MSG Networks, Inc., Class A(a)	9,903	200,536
National CineMedia, Inc.	9,730	66,748
New Media Investment Group, Inc.	9,733	163,320
New York Times Co., Class A	18,334	339,179
Nexstar Media Group, Inc., Class A	7,209	563,744
Outfront Media, Inc.	22,277	516,826
Pandora Media, Inc.(a)	37,583	181,150
QuinStreet, Inc.(a)	7,427	62,238
Quotient Technology, Inc.(a)(b)	11,904	139,872
Remark Holdings, Inc.(a)(b)	4,264	41,489
Roku, Inc.(a)	2,226	115,262
Rubicon Project, Inc.(a)	6,574	12,293

Security	Shares	Value
Media (continued)
Saga Communications, Inc., Class A	1,046	$42,311
Scholastic Corp.	4,495	180,294
Sinclair Broadcast Group, Inc., Class A	12,177	460,899
Sirius XM Holdings, Inc.	234,792	1,258,491
SPAR Group, Inc.(a)	3,165	3,893
TechTarget, Inc.(a)	2,802	39,004
TEGNA, Inc.	33,291	468,737
TheStreet, Inc.(a)	16,585	24,048
Time, Inc.	15,065	277,949
Trade Desk, Inc., Class A(a)(b)	2,912	133,166
Tribune Media Co., Class A	11,076	470,398
TRONC, Inc.(a)	3,616	63,605
Value Line, Inc.	906	17,531
XO Group, Inc.(a)	4,167	76,923
Yelp, Inc.(a)	11,606	486,988

		27,495,668
Mining — 0.5%
Arch Coal, Inc., Class A	3,734	347,859
Cloud Peak Energy, Inc.(a)	9,192	40,904
Coeur Mining, Inc.(a)	28,493	213,698
Compass Minerals International, Inc.	5,446	393,474
CONSOL Energy, Inc.(a)	4,032	159,304
Fairmount Santrol Holdings, Inc.(a)	23,727	124,092
General Moly, Inc.(a)	21,436	7,061
Gold Resource Corp.	8,706	38,306
Golden Minerals Co.(a)(b)	9,302	4,018
Hallador Energy Co.	1,809	11,017
Hecla Mining Co.	61,701	244,957
Peabody Energy Corp.(a)	15,579	613,345
Pershing Gold Corp.(a)	5,475	13,140
Royal Gold, Inc.	10,083	828,016
Solitario Zinc Corp.(a)	15,315	9,229
SunCoke Energy, Inc.(a)	9,743	116,819
U.S. Silica Holdings, Inc.	12,423	404,493
US Gold Corp.(a)	74	121
Warrior Met Coal, Inc.	2,392	60,159
Westmoreland Coal Co.(a)	3,275	3,963

		3,633,975
Mobile Telecommunications — 0.6%
ATN International, Inc.	1,577	87,145
Globalstar, Inc.(a)(b)	62,872	82,364
Iridium Communications, Inc.(a)	12,372	145,990
NII Holdings, Inc.(a)	14,857	6,304
ORBCOMM, Inc.(a)	12,823	130,538
pdvWireless, Inc.(a)	1,832	58,807
Shenandoah Telecommunications Co.	8,741	295,446
Spok Holdings, Inc.	3,740	58,531
Sprint Corp.(a)	104,043	612,819
T-Mobile U.S., Inc.(a)	44,645	2,835,404
Telephone & Data Systems, Inc.	15,218	423,060
United States Cellular Corp.(a)	1,710	64,347

		4,800,755
Nonlife Insurance — 3.1%
Alleghany Corp.(a)	2,323	1,384,717
Ambac Financial Group, Inc.(a)	6,380	101,952
American Financial Group, Inc.	10,575	1,147,810
American National Insurance Co.	1,133	145,307
AmTrust Financial Services, Inc.	14,768	148,714
Arch Capital Group Ltd.(a)	20,345	1,846,806
Argo Group International Holdings Ltd.	4,567	281,556
Aspen Insurance Holdings Ltd.	9,432	382,939
Assured Guaranty Ltd.	18,111	613,420
Athene Holding Ltd., Class A(a)	11,509	595,130

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Nonlife Insurance (continued)
Axis Capital Holdings Ltd.	12,768	$641,720
Baldwin & Lyons, Inc., Class B	2,261	54,151
Brown & Brown, Inc.	17,946	923,501
CNA Financial Corp.	4,047	214,693
Donegal Group, Inc., Class A	2,337	40,430
EMC Insurance Group, Inc.	1,652	47,396
Enstar Group Ltd.(a)	1,653	331,840
Erie Indemnity Co., Class A	2,694	328,237
Federated National Holding Co.	2,537	42,038
First Acceptance Corp.(a)	8,599	10,233
First American Financial Corp.	17,443	977,506
Global Indemnity Ltd.(a)	1,701	71,476
Greenlight Capital Re Ltd., Class A(a)	5,039	101,284
Hanover Insurance Group, Inc.	6,734	727,811
HCI Group, Inc.	1,768	52,863
Heritage Insurance Holdings, Inc.	4,282	77,162
Hilltop Holdings, Inc.	12,181	308,545
Horace Mann Educators Corp.	6,108	269,363
Infinity Property & Casualty Corp.	1,998	211,788
James River Group Holdings Ltd.	3,102	124,111
Kemper Corp.	7,415	510,893
Kinsale Capital Group, Inc.	2,771	124,695
Maiden Holdings Ltd.	11,098	73,247
Markel Corp.(a)(b)	2,187	2,491,277
MBIA, Inc.(a)(b)	15,602	114,207
Mercury General Corp.	5,530	295,523
National General Holdings Corp.	9,620	188,937
Navigators Group, Inc.	3,594	175,028
Old Republic International Corp.	38,385	820,693
ProAssurance Corp.	7,994	456,857
Reinsurance Group of America, Inc.	9,964	1,553,686
RenaissanceRe Holdings Ltd.	6,043	758,940
RLI Corp.	6,231	377,972
Safety Insurance Group, Inc.	2,336	187,814
Selective Insurance Group, Inc.	9,298	545,793
State Auto Financial Corp.	2,450	71,344
Third Point Reinsurance Ltd.(a)	9,561	140,069
United Fire Group, Inc.	3,306	150,687
United Insurance Holdings Corp.	3,080	53,130
Universal Insurance Holdings, Inc.	4,997	136,668
Validus Holdings Ltd.	12,352	579,556
W.R. Berkley Corp.	15,246	1,092,376
White Mountains Insurance Group Ltd.	553	470,758

		23,574,649
Oil & Gas Producers — 2.9%
Abraxas Petroleum Corp.(a)	26,599	65,434
Adams Resources & Energy, Inc.	460	20,010
Approach Resources, Inc.(a)	5,719	16,928
Barnwell Industries, Inc.(a)	4,904	10,200
Bill Barrett Corp.(a)	10,675	54,763
Bonanza Creek Energy, Inc.(a)	2,943	81,197
California Resources Corp.(a)	5,367	104,334
Callon Petroleum Co.(a)(b)	32,726	397,621
Carrizo Oil & Gas, Inc.(a)	12,186	259,318
Centennial Resource Development, Inc., Class A(a)	22,839	452,212
Cheniere Energy, Inc.(a)	32,324	1,740,324
CNX Resources Corp.(a)	32,261	471,978
Comstock Resources, Inc.(a)	2,950	24,957
Contango Oil & Gas Co.(a)	4,568	21,515
Continental Resources, Inc.(a)	13,189	698,621
CVR Energy, Inc.	2,373	88,371
Dawson Geophysical Co.(a)	5,308	26,381
Delek US Holdings, Inc.(b)	10,501	366,905
Denbury Resources, Inc.(a)	62,277	137,634

Security	Shares	Value
Oil & Gas Producers (continued)
Diamondback Energy, Inc.(a)	15,489	$1,955,486
Earthstone Energy, Inc., Class A(a)	5,174	55,000
Eclipse Resources Corp.(a)	13,713	32,911
Energen Corp.(a)	14,831	853,821
Energy XXI Gulf Coast, Inc.(a)	6,570	37,712
EP Energy Corp., Class A(a)(b)	8,656	20,428
Era Group, Inc.(a)	2,473	26,585
Evolution Petroleum Corp.	4,825	33,051
Extraction Oil & Gas, Inc.(a)(b)	20,347	291,166
Gastar Exploration, Inc.(a)(b)	27,518	28,894
Gulfport Energy Corp.(a)	25,889	330,344
Halcon Resources Corp.(a)	22,003	166,563
Harvest Natural Resources, Inc.(a)(c)	537	467
HollyFrontier Corp.	27,586	1,412,955
Houston American Energy Corp.(a)(b)	5,104	1,684
Isramco, Inc.(a)	299	31,290
Jagged Peak Energy, Inc.(a)(b)	5,962	94,080
Jones Energy, Inc., Class A(a)	10,938	12,032
Kosmos Energy Ltd.(a)(b)	35,154	240,805
Laredo Petroleum, Inc.(a)	21,343	226,449
Lilis Energy, Inc.(a)	9,585	48,979
Lonestar Resources US, Inc., Class A(a)	5,226	20,747
Matador Resources Co.(a)	14,824	461,471
Murphy Oil Corp.	24,093	748,088
Nabors Industries Ltd.(b)	52,329	357,407
Northern Oil and Gas, Inc.(a)(b)	8,538	17,503
Oasis Petroleum, Inc.(a)	36,278	305,098
Pacific Ethanol, Inc.(a)	6,461	29,398
Panhandle Oil and Gas, Inc., Class A	3,182	65,390
Parsley Energy, Inc., Class A(a)	36,697	1,080,360
PBF Energy, Inc., Class A	17,125	607,081
PDC Energy, Inc.(a)	10,482	540,242
Penn Virginia Corp.(a)	2,039	79,745
PetroQuest Energy, Inc.(a)	14,319	27,063
Pioneer Energy Services Corp.(a)	13,617	41,532
ProPetro Holding Corp.(a)	5,185	104,530
QEP Resources, Inc.(a)	36,814	352,310
Resolute Energy Corp.(a)	3,759	118,296
Rex Energy Corp.(a)(b)	3,959	5,503
Ring Energy, Inc.(a)	8,085	112,381
RSP Permian, Inc.(a)	19,929	810,712
Sanchez Energy Corp.(a)(b)	8,884	47,174
SandRidge Energy, Inc.(a)	5,487	115,611
SemGroup Corp., Class A	10,186	307,617
SilverBow Resources, Inc.(a)	1,592	47,314
SM Energy Co.(b)	16,896	373,064
Southwestern Energy Co.(a)	77,433	432,082
SRC Energy, Inc.(a)	32,019	273,122
Stone Energy Corp.(a)	2,765	88,922
Targa Resources Corp.	33,793	1,636,257
Tellurian, Inc.(a)	10,805	105,241
Torchlight Energy Resources, Inc.(a)(b)	15,877	21,275
Trecora Resources(a)	4,189	56,552
Ultra Petroleum Corp.(a)	30,594	277,182
VAALCO Energy, Inc.(a)	10,701	7,460
W&T Offshore, Inc.(a)	20,170	66,763
Whiting Petroleum Corp.(a)	13,888	367,754
WildHorse Resource Development Corp.(a)	3,979	73,253
WPX Energy, Inc.(a)	62,097	873,705
Zion Oil & Gas, Inc.(a)	14,230	30,737

		22,025,347
Oil Equipment, Services & Distribution — 1.3%
Archrock, Inc.	10,345	108,623
Basic Energy Services, Inc.(a)	3,146	73,837

14	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil Equipment, Services & Distribution (continued)
Bristow Group, Inc.	5,197	$70,004
C&J Energy Services, Inc.(a)	10,271	343,770
CARBO Ceramics, Inc.(a)(b)	2,969	30,224
Chart Industries, Inc.(a)(b)	4,840	226,802
Core Laboratories NV	6,788	743,625
Diamond Offshore Drilling, Inc.(a)(b)	9,726	180,806
Dril-Quip, Inc.(a)	6,701	319,638
Ensco PLC, Class A	66,457	392,767
Exterran Corp.(a)	5,172	162,608
Flotek Industries, Inc.(a)	8,081	37,657
Forum Energy Technologies, Inc.(a)	11,673	181,515
Frank’s International NV	9,047	60,163
Geospace Technologies Corp.(a)	2,032	26,355
Gulf Island Fabrication, Inc.	2,513	33,737
Helix Energy Solutions Group, Inc.(a)	22,690	171,083
Hornbeck Offshore Services, Inc.(a)	5,026	15,631
Independence Contract Drilling, Inc.(a)	12,676	50,450
ION Geophysical Corp.(a)	1,418	28,006
Keane Group, Inc.(a)	5,590	106,266
Matrix Service Co.(a)	4,118	73,300
McDermott International, Inc.(a)	43,100	283,598
Mitcham Industries, Inc.(a)	4,047	12,829
MRC Global, Inc.(a)	14,516	245,611
Natural Gas Services Group, Inc.(a)	3,331	87,272
NCS Multistage Holdings, Inc.(a)	2,191	32,295
Newpark Resources, Inc.(a)	13,319	114,543
Noble Corp. PLC(a)	36,851	166,567
NOW, Inc.(a)	16,086	177,429
Oceaneering International, Inc.	14,799	312,851
OGE Energy Corp.	31,439	1,034,657
Oil States International, Inc.(a)(b)	8,015	226,825
Par Pacific Holdings, Inc.(a)	5,815	112,113
Parker Drilling Co.(a)	19,733	19,733
Patterson-UTI Energy, Inc.	33,327	766,854
PHI, Inc.(a)	1,452	16,800
Rowan Cos. PLC, Class A(a)	18,906	296,068
RPC, Inc.	9,161	233,880
SEACOR Holdings, Inc.(a)	2,530	116,937
SEACOR Marine Holdings, Inc.(a)	2,543	29,753
Smart Sand, Inc.(a)	2,218	19,208
Solaris Oilfield Infrastructure, Inc., Class A(a)	2,914	62,389
Superior Energy Services, Inc.(a)	22,991	221,403
TETRA Technologies, Inc.(a)	23,714	101,259
Tidewater, Inc.(a)	3,661	89,328
Transocean Ltd.(a)	58,650	626,382
Unit Corp.(a)	8,312	182,864
Weatherford International PLC(a)(b)	158,969	662,905
Willbros Group, Inc.(a)	9,067	12,875

		9,702,095
Personal Goods — 0.9%
Avon Products, Inc.(a)	65,407	140,627
Carter’s, Inc.	7,394	868,721
Cherokee, Inc.(a)	1,956	3,716
Columbia Sportswear Co.	4,110	295,427
Crocs, Inc.(a)	11,409	144,210
Culp, Inc.	2,014	67,469
Deckers Outdoor Corp.(a)	4,841	388,490
elf Beauty, Inc.(a)	3,912	87,277
Fossil Group, Inc.(a)(b)	6,527	50,715
G-III Apparel Group Ltd.(a)	6,412	236,539
Helen of Troy Ltd.(a)(b)	4,370	421,049
Iconix Brand Group, Inc.(a)	9,546	12,314
Inter Parfums, Inc.	2,513	109,190
Lakeland Industries, Inc.(a)	2,101	30,570

Security	Shares	Value
Personal Goods (continued)
lululemon athletica, Inc.(a)	14,793	$1,162,582
Movado Group, Inc.	2,476	79,727
Nu Skin Enterprises, Inc., Class A	7,874	537,243
Orchids Paper Products Co.(b)	1,530	19,584
Oxford Industries, Inc.	2,185	164,290
Perry Ellis International, Inc.(a)	2,072	51,883
Revlon, Inc., Class A(a)(b)	1,899	41,398
Rocky Brands, Inc.	1,306	24,683
Sequential Brands Group, Inc.(a)	7,426	13,218
Skechers U.S.A., Inc., Class A(a)	20,773	786,050
Steven Madden Ltd.(a)	8,495	396,717
Unifi, Inc.(a)	2,485	89,137
Vera Bradley, Inc.(a)	3,075	37,454
Vince Holding Corp.(a)	298	1,845
Weyco Group, Inc.	1,357	40,330
Wolverine World Wide, Inc.	15,101	481,420

		6,783,875
Pharmaceuticals & Biotechnology — 6.0%
Abeona Therapeutics, Inc.(a)	4,376	69,360
ACADIA Pharmaceuticals, Inc.(a)(b)	15,263	459,569
Accelerate Diagnostics, Inc.(a)(b)	4,620	121,044
Acceleron Pharma, Inc.(a)(b)	5,283	224,211
AcelRx Pharmaceuticals, Inc.(a)	6,998	14,171
Achaogen, Inc.(a)(b)	4,545	48,813
Achillion Pharmaceuticals, Inc.(a)	18,775	54,072
Aclaris Therapeutics, Inc.(a)	3,985	98,270
Acorda Therapeutics, Inc.(a)	6,967	149,442
Adamas Pharmaceuticals, Inc.(a)	2,439	82,658
Adamis Pharmaceuticals Corp.(a)	4,970	21,868
Aduro Biotech, Inc.(a)	4,726	35,445
Advaxis, Inc.(a)(b)	5,697	16,179
Adverum Biotechnologies, Inc.(a)	2,724	9,534
Aerie Pharmaceuticals, Inc.(a)	5,766	344,518
Aevi Genomic Medicine, Inc.(a)	7,157	8,588
Agenus, Inc.(a)(b)	11,520	37,555
Agios Pharmaceuticals, Inc.(a)(b)	6,733	384,926
Aimmune Therapeutics, Inc.(a)	3,518	133,051
Akcea Therapeutics, Inc.(a)(b)	2,216	38,470
Akebia Therapeutics, Inc.(a)	7,617	113,265
Akorn, Inc.(a)	14,236	458,826
Alder Biopharmaceuticals, Inc.(a)	10,702	122,538
Aldeyra Therapeutics, Inc.(a)	2,978	20,250
Alimera Sciences, Inc.(a)	7,469	9,934
Alkermes PLC(a)	24,167	1,322,660
Alnylam Pharmaceuticals, Inc.(a)	12,741	1,618,744
Altimmune, Inc.(b)	1,451	2,887
AMAG Pharmaceuticals, Inc.(a)(b)	5,495	72,809
Amicus Therapeutics, Inc.(a)	26,001	374,154
Amphastar Pharmaceuticals, Inc.(a)(b)	5,565	107,071
Ampio Pharmaceuticals, Inc.(a)	8,902	36,231
AnaptysBio, Inc.(a)	2,257	227,325
Anavex Life Sciences Corp.(a)	8,408	27,074
ANI Pharmaceuticals, Inc.(a)	1,215	78,307
Anthera Pharmaceuticals, Inc.(a)(b)	690	1,139
Apellis Pharmaceuticals, Inc.(a)	1,937	42,033
Applied Genetic Technologies Corp.(a)	2,151	7,744
Apricus Biosciences, Inc.(a)	1,237	2,276
Aptevo Therapeutics, Inc.(a)	2,249	9,536
AquaBounty Technologies, Inc.(a)	136	479
Aquinox Pharmaceuticals, Inc.(a)	4,402	51,768
Aratana Therapeutics, Inc.(a)(b)	4,787	25,180
Ardelyx, Inc.(a)(b)	3,216	21,226
Arena Pharmaceuticals, Inc.(a)	7,028	238,741
ArQule, Inc.(a)	14,883	24,557

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Array BioPharma, Inc.(a)	30,454	$389,811
Arrowhead Pharmaceuticals, Inc.(a)	11,227	41,315
Assembly Biosciences, Inc.(a)	2,704	122,356
Atara Biotherapeutics, Inc.(a)	3,237	58,590
Athersys, Inc.(a)	16,987	30,746
Audentes Therapeutics, Inc.(a)(b)	3,127	97,719
AVEO Pharmaceuticals, Inc.(a)	13,305	37,121
Avexis, Inc.(a)(b)	3,584	396,641
Avid Bioservices, Inc.(a)	5,102	19,796
Aviragen Therapeutics, Inc.(a)	9,180	5,199
Bellicum Pharmaceuticals, Inc.(a)(b)	3,697	31,092
Bio-Path Holdings, Inc.(a)	16,724	3,387
Bio-Techne Corp.	6,056	784,555
BioCryst Pharmaceuticals, Inc.(a)(b)	14,777	72,555
BioDelivery Sciences International, Inc.(a)	8,009	23,627
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,977	53,339
BioMarin Pharmaceutical, Inc.(a)	27,195	2,424,978
Biospecifics Technologies Corp.(a)	943	40,860
BioTime, Inc.(a)	25,411	54,634
Bioverativ, Inc.(a)	17,433	939,987
Bluebird Bio, Inc.(a)	7,561	1,346,614
BrainStorm Cell Therapeutics, Inc.(a)	3,854	15,108
Calithera Biosciences, Inc.(a)	5,271	44,013
Calyxt, Inc.(a)	1,028	22,647
Capricor Therapeutics, Inc.(a)(b)	1,665	2,631
Cara Therapeutics, Inc.(a)(b)	4,726	57,846
Cascadian Therapeutics, Inc.(a)	14,836	54,893
CASI Pharmaceuticals, Inc.(a)	7,740	25,155
Catalent, Inc.(a)	19,937	819,012
Catalyst Pharmaceutical, Inc.(a)	12,442	48,648
CEL-SCI Corp.(a)	861	1,627
Celldex Therapeutics, Inc.(a)	14,541	41,296
Cellular Biomedicine Group, Inc.(a)	1,597	18,126
Cerus Corp.(a)	15,994	54,060
Charles River Laboratories International, Inc.(a)	7,618	833,790
ChemoCentryx, Inc.(a)	2,693	16,023
Chiasma, Inc.(a)	6,599	11,218
Chimerix, Inc.(a)	6,230	28,845
Clearside Biomedical, Inc.(a)	1,800	12,600
Cleveland BioLabs, Inc.(a)	2,800	11,228
Clovis Oncology, Inc.(a)	7,751	527,068
Coherus Biosciences, Inc.(a)	6,187	54,446
Collegium Pharmaceutical, Inc.(a)	3,841	70,905
Conatus Pharmaceuticals, Inc.(a)	4,930	22,777
Concert Pharmaceuticals, Inc.(a)	2,663	68,892
ContraVir Pharmaceuticals, Inc.(a)(b)	18,000	6,480
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	6,152	43,679
Corcept Therapeutics, Inc.(a)(b)	14,708	265,626
Corium International, Inc.(a)	5,260	50,549
CorMedix, Inc.(a)	7,588	3,809
CTI BioPharma Corp.(a)	2,641	7,078
Cumberland Pharmaceuticals, Inc.(a)	4,500	33,390
Curis, Inc.(a)	19,155	13,409
Cymabay Therapeutics, Inc.(a)	7,957	73,204
Cytokinetics, Inc.(a)	8,453	68,892
CytomX Therapeutics, Inc.(a)(b)	3,758	79,331
Cytori Therapeutics, Inc.(a)	2,594	778
CytRx Corp.(a)	7,637	12,907
Deciphera Pharmaceuticals, Inc.(a)	1,381	31,307
Depomed, Inc.(a)	9,157	73,714
Dermira, Inc.(a)	5,933	164,997
Dicerna Pharmaceuticals, Inc.(a)	2,670	24,110
Durect Corp.(a)	19,556	18,027
Dynavax Technologies Corp.(a)	8,647	161,699
Eagle Pharmaceuticals, Inc.(a)	1,253	66,935

Security	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Edge Therapeutics, Inc.(a)	3,751	$35,147
Editas Medicine, Inc.(a)	5,018	154,203
Egalet Corp.(a)(b)	2,864	2,864
Eiger Biopharmaceuticals, Inc.(a)	1,169	16,308
Emergent Biosolutions, Inc.(a)	5,255	244,200
Enanta Pharmaceuticals, Inc.(a)	2,059	120,822
Endo International PLC(a)	30,244	234,391
Endocyte, Inc.(a)	7,477	32,002
Enzo Biochem, Inc.(a)	8,028	65,428
Epizyme, Inc.(a)	8,144	102,207
Esperion Therapeutics, Inc.(a)	3,157	207,857
Exact Sciences Corp.(a)(b)	18,486	971,254
Exelixis, Inc.(a)	43,335	1,317,414
Fate Therapeutics, Inc.(a)	4,030	24,623
Fibrocell Science, Inc.(a)	1,528	993
FibroGen, Inc.(a)	11,451	542,777
Five Prime Therapeutics, Inc.(a)	4,356	95,484
Flex Pharma, Inc.(a)	2,196	7,664
Flexion Therapeutics, Inc.(a)	5,440	136,218
Fortress Biotech, Inc.(a)	6,807	27,160
Foundation Medicine, Inc.(a)	2,028	138,310
G1 Therapeutics, Inc.(a)	1,243	24,661
Galectin Therapeutics, Inc.(a)(b)	5,878	19,633
Galena Biopharma, Inc.(a)	1,385	363
Genocea Biosciences, Inc.(a)	3,917	4,544
Genomic Health, Inc.(a)	2,857	97,709
GenVec CPR INC.(c)	826	—
Geron Corp.(a)(b)	25,126	45,227
Global Blood Therapeutics, Inc.(a)	5,614	220,911
GlycoMimetics, Inc.(a)	3,212	53,929
GTx, Inc.(a)	1,784	22,675
Halozyme Therapeutics, Inc.(a)	19,906	403,296
Harvard Bioscience, Inc.(a)	6,840	22,572
Heat Biologics, Inc.(a)	2,991	1,145
Hemispherx Biopharma, Inc.(a)	5,727	1,982
Heron Therapeutics, Inc.(a)	7,109	128,673
Heska Corp.(a)	963	77,242
Histogenics Corp.(a)	1,354	2,776
Horizon Pharma PLC(a)	24,357	355,612
iBio, Inc.(a)	21,015	3,722
Idera Pharmaceuticals, Inc.(a)	26,398	55,700
Ignyta, Inc.(a)	7,678	205,003
Immune Design Corp.(a)	1,494	5,827
ImmunoGen, Inc.(a)	16,490	105,701
Immunomedics, Inc.(a)	17,603	284,464
Impax Laboratories, Inc.(a)	10,889	181,302
Infinity Pharmaceuticals, Inc.(a)	7,013	14,236
Innoviva, Inc.(a)	12,381	175,686
Inotek Pharmaceuticals Corp.(a)	3,215	8,391
Inovio Pharmaceuticals, Inc.(a)	15,084	62,297
Insmed, Inc.(a)(b)	11,760	366,677
Insys Therapeutics, Inc.(a)(b)	3,557	34,218
Intellia Therapeutics, Inc.(a)	3,020	58,044
Intercept Pharmaceuticals, Inc.(a)	2,687	156,975
Intrexon Corp.(a)(b)	9,391	108,184
Invitae Corp.(a)	4,225	38,363
InVivo Therapeutics Holdings Corp.(a)	5,769	4,442
Ionis Pharmaceuticals, Inc.(a)	19,165	963,999
Iovance Biotherapeutics, Inc.(a)(b)	7,492	59,936
Ironwood Pharmaceuticals, Inc.(a)(b)	19,973	299,395
IsoRay, Inc.(a)	15,938	6,364
Jazz Pharmaceuticals PLC(a)(b)	9,483	1,276,886
Jounce Therapeutics, Inc.(a)(b)	875	11,156
Juniper Pharmaceuticals, Inc.(a)	2,517	12,207
Kadmon Holdings, Inc.(a)	10,641	38,520

16	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals & Biotechnology (continued)
KalVista Pharmaceuticals, Inc.(a)	258	$2,516
Karyopharm Therapeutics, Inc.(a)	4,706	45,178
KemPharm, Inc.(a)	4,202	17,018
Keryx Biopharmaceuticals, Inc.(a)(b)	16,183	75,251
Kindred Biosciences, Inc.(a)	5,720	54,054
Kura Oncology, Inc.(a)	3,171	48,516
La Jolla Pharmaceutical Co.(a)	3,299	106,162
Lannett Co., Inc.(a)(b)	4,569	106,001
Lexicon Pharmaceuticals, Inc.(a)	6,848	67,658
Ligand Pharmaceuticals, Inc.(a)(b)	3,185	436,122
Loxo Oncology, Inc.(a)	3,416	287,559
Luminex Corp.	6,445	126,966
MacroGenics, Inc.(a)	4,979	94,601
Madrigal Pharmaceuticals, Inc.(a)	862	79,123
Mallinckrodt PLC(a)	15,493	349,522
MannKind Corp.(a)(b)	17,465	40,519
Marinus Pharmaceuticals, Inc.(a)	4,047	33,024
Matinas BioPharma Holdings, Inc.(a)	11,213	13,007
Medicines Co.(a)	10,769	294,424
MediciNova, Inc.(a)	4,864	31,470
Medpace Holdings, Inc.(a)	926	33,577
MEI Pharma, Inc.(a)	8,459	17,764
Melinta Therapeutics, Inc.(a)(b)	1,497	23,653
Merrimack Pharmaceuticals, Inc.	2,006	20,561
Microbot Medical, Inc.(a)	246	251
MiMedx Group, Inc.(a)(b)	15,260	192,429
Minerva Neurosciences, Inc.(a)(b)	7,034	42,556
Mirati Therapeutics, Inc.(a)	4,241	77,398
Molecular Templates, Inc.(a)	996	9,980
Momenta Pharmaceuticals, Inc.(a)	12,237	170,706
Mustang Bio, Inc.(a)	2,155	25,838
MyoKardia, Inc.(a)	3,206	134,973
Myriad Genetics, Inc.(a)	10,288	353,341
NanoString Technologies, Inc.(a)(b)	3,715	27,751
NantKwest, Inc.(a)	4,139	18,584
Nektar Therapeutics(a)(b)	24,603	1,469,291
Neos Therapeutics, Inc.(a)	2,984	30,437
Neothetics, Inc.(a)(b)	1,616	3,151
Neuralstem, Inc.(a)	1,335	2,296
Neurocrine Biosciences, Inc.(a)	14,255	1,106,045
NewLink Genetics Corp.(a)	3,137	25,441
Novavax, Inc.(a)	41,203	51,092
Novus Therapeutics, Inc.(a)	164	633
Ocular Therapeutix, Inc.(a)	3,033	13,497
Ohr Pharmaceutical, Inc.(a)	9,287	17,274
Omeros Corp.(a)(b)	6,534	126,956
Oncocyte Corp.(a)	478	2,223
OncoMed Pharmaceuticals, Inc.(a)	3,414	13,997
Ophthotech Corp.(a)	4,442	13,859
OPKO Health, Inc.(a)	59,667	292,373
Orexigen Therapeutics, Inc.(a)	1,808	2,332
Organovo Holdings, Inc.(a)(b)	12,913	17,303
Otonomy, Inc.(a)(b)	4,226	23,454
OvaScience, Inc.(a)	5,645	7,903
Pacific Biosciences of California, Inc.(a)	17,021	44,935
Pacira Pharmaceuticals, Inc.(a)	6,722	306,859
Pain Therapeutics, Inc.(a)	1,248	4,992
Palatin Technologies, Inc.(a)	23,498	20,182
Paratek Pharmaceuticals, Inc.(a)	3,569	63,885
PDL BioPharma, Inc.(a)	23,556	64,543
Pernix Therapeutics Holdings, Inc.(a)	763	1,831
Pfenex, Inc.(a)	2,551	6,786
Portola Pharmaceuticals, Inc.(a)	10,050	489,234
PRA Health Sciences, Inc.(a)	7,712	702,332
Prestige Brands Holdings, Inc.(a)(b)	8,836	392,407

Security	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Progenics Pharmaceuticals, Inc.(a)	10,933	$65,051
Protagonist Therapeutics, Inc.(a)	1,296	26,957
Proteon Therapeutics, Inc.(a)	1,374	2,611
Prothena Corp. PLC(a)	6,403	240,048
pSivida Corp.(a)	6,822	7,368
PTC Therapeutics, Inc.(a)	5,755	95,993
Pulse Biosciences, Inc.(a)(b)	522	12,319
Puma Biotechnology, Inc.(a)(b)	4,673	461,926
Ra Pharmaceuticals, Inc.(a)	1,016	8,636
Radius Health, Inc.(a)	6,378	202,629
Reata Pharmaceuticals, Inc., Class A(a)	1,583	44,831
Recro Pharma, Inc.(a)	2,418	22,366
REGENXBIO, Inc.(a)	4,051	134,696
Regulus Therapeutics, Inc.(a)	33,260	34,590
Repligen Corp.(a)	5,757	208,864
Repros Therapeutics, Inc.(a)	4,528	2,989
Retrophin, Inc.(a)	6,278	132,277
Revance Therapeutics, Inc.(a)	3,551	126,948
Rexahn Pharmaceuticals, Inc.(a)	4,487	9,064
Rigel Pharmaceuticals, Inc.(a)	23,395	90,773
Sage Therapeutics, Inc.(a)	6,241	1,027,955
Sangamo Therapeutics, Inc.(a)	13,373	219,317
Sarepta Therapeutics, Inc.(a)	9,454	526,021
Savara, Inc.(a)	5,254	77,969
Seattle Genetics, Inc.(a)	15,392	823,472
Seres Therapeutics, Inc.(a)(b)	3,552	36,017
Sorrento Therapeutics, Inc.(a)(b)	6,112	23,226
Spectrum Pharmaceuticals, Inc.(a)	13,926	263,898
Spring Bank Pharmaceuticals, Inc.(a)	1,951	26,241
Stemline Therapeutics, Inc.(a)(b)	3,075	47,970
Sucampo Pharmaceuticals, Inc., Class A(a)	4,244	76,180
Sunesis Pharmaceuticals, Inc.(a)	2,343	8,646
Supernus Pharmaceuticals, Inc.(a)	7,705	307,044
Syndax Pharmaceuticals, Inc.(a)(b)	2,311	20,244
Syneos Health, Inc., Class A(a)	8,614	375,570
Synergy Pharmaceuticals, Inc.(a)(b)	37,825	84,350
Synthetic Biologics, Inc.(a)	13,497	6,856
Syros Pharmaceuticals, Inc.(a)	1,293	12,581
Teligent, Inc.(a)	6,994	25,388
Tenax Therapeutics, Inc.(a)	1,873	918
Tetraphase Pharmaceuticals, Inc.(a)	9,610	60,543
TG Therapeutics, Inc.(a)(b)	10,091	82,746
TherapeuticsMD, Inc.(a)(b)	25,609	154,678
Theravance Biopharma, Inc.(a)(b)	6,417	178,970
Titan Pharmaceuticals, Inc.(a)	3,672	4,865
Tocagen, Inc.(a)	1,311	13,438
Tonix Pharmaceuticals Holding Corp.(a)	155	535
Tracon Pharmaceuticals, Inc.(a)	1,428	4,784
Trevena, Inc.(a)	7,025	11,240
Trovagene, Inc.(a)	5,524	1,699
Trubion Pharmaceuticals, Inc.(c)	3,113	—
Ultragenyx Pharmaceutical, Inc.(a)(b)	5,955	276,193
United Therapeutics Corp.(a)	6,749	998,515
Vanda Pharmaceuticals, Inc.(a)	6,494	98,709
Veracyte, Inc.(a)	4,395	28,699
Verastem, Inc.(a)	5,333	16,372
Vericel Corp.(a)	7,335	39,976
Versartis, Inc.(a)	3,367	7,407
Vical, Inc.(a)	2,976	5,446
Vital Therapies, Inc.(a)	3,761	22,378
Vivus, Inc.(a)	17,507	8,799
Voyager Therapeutics, Inc.(a)	3,638	60,391
WaVe Life Sciences Ltd.(a)	2,712	95,191
XBiotech, Inc.(a)(b)	3,229	12,722
Xencor, Inc.(a)	6,254	137,088

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals & Biotechnology (continued)
XOMA Corp.(a)	1,089	$38,768
ZIOPHARM Oncology, Inc.(a)(b)	18,936	78,395
Zogenix, Inc.(a)	5,192	207,940
Zynerba Pharmaceuticals, Inc.(a)	1,503	18,818

		46,265,866
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	4,544	86,381
Alexander & Baldwin, Inc.	7,453	206,746
Altisource Portfolio Solutions SA (a)(b)	1,818	50,904
American Realty Investors, Inc.(a)	1,631	20,389
AV Homes, Inc.(a)	2,544	42,358
BBX Capital Corp.	7,337	58,476
Black Knight, Inc.(a)	17,446	770,241
Chimera Investment Corp.	25,996	480,406
Columbia Property Trust, Inc.	18,064	414,569
Consolidated-Tomoka Land Co.	1,011	64,199
Dynex Capital, Inc.	15,906	111,501
Forest City Realty Trust, Inc., Class A	40,743	981,930
Forestar Group, Inc.(a)	504	11,088
Gaming and Leisure Properties, Inc.	31,946	1,182,002
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,464	203,644
HFF, Inc., Class A	5,216	253,706
Howard Hughes Corp.(a)	5,872	770,817
InfraREIT, Inc.	6,218	115,530
Jones Lang LaSalle, Inc.	7,034	1,047,574
Kennedy-Wilson Holdings, Inc.	18,465	320,368
Marcus & Millichap, Inc.(a)	2,728	88,960
Maui Land & Pineapple Co., Inc.(a)	2,281	39,461
Nationstar Mortgage Holdings, Inc.(a)(b)	5,186	95,941
Paramount Group, Inc.(b)	33,089	524,477
QTS Realty Trust, Inc., Class A	7,599	411,562
RE/MAX Holdings, Inc., Class A	2,929	142,057
Realogy Holdings Corp.	22,172	587,558
Reis, Inc.	1,837	37,934
Rexford Industrial Realty, Inc.	12,939	377,301
St. Joe Co.(a)(b)	10,898	196,709
STORE Capital Corp.	26,260	683,810
Tejon Ranch Co.(a)(b)	3,190	66,224
Xenia Hotels & Resorts, Inc.	15,639	337,646
Zillow Group, Inc., Class A(a)	6,744	274,751
Zillow Group, Inc., Class C(a)(b)	17,180	703,006

		11,760,226
Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	12,259	335,406
AGNC Investment Corp.	60,208	1,215,600
Agree Realty Corp.	4,285	220,420
Alexander’s, Inc.	553	218,905
Altisource Residential Corp.(b)	9,073	107,606
American Assets Trust, Inc.	5,923	226,496
American Campus Communities, Inc.	20,597	845,095
American Homes 4 Rent, Class A	39,598	864,820
Annaly Capital Management, Inc.	178,959	2,127,834
Anworth Mortgage Asset Corp.	16,369	89,047
Apollo Commercial Real Estate Finance, Inc.(b)	13,447	248,097
Apple Hospitality REIT, Inc.	32,226	631,952
Arbor Realty Trust, Inc.(b)	9,585	82,814
Ares Commercial Real Estate Corp.	6,966	89,861
Arlington Asset Investment Corp., Class A	1,883	22,182
Armada Hoffler Properties, Inc.	10,498	163,034
ARMOUR Residential REIT, Inc.	5,832	149,999
Ashford Hospitality Prime, Inc.	5,078	49,409
Ashford Hospitality Trust, Inc.	13,385	90,081
Blackstone Mortgage Trust, Inc., Class A(b)	14,099	453,706
Bluerock Residential Growth REIT, Inc.(b)	8,685	87,805

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Brandywine Realty Trust	26,057	$473,977
Brixmor Property Group, Inc.	47,285	882,338
BRT Apartments Corp.	3,601	42,456
Camden Property Trust	13,737	1,264,628
Capstead Mortgage Corp.	13,401	115,919
CareTrust REIT, Inc.	12,118	203,098
Catchmark Timber Trust, Inc., Class A	7,387	96,991
CBL & Associates Properties, Inc.(b)	25,400	143,764
Cedar Realty Trust, Inc.	12,109	73,623
Chatham Lodging Trust	6,442	146,620
Chesapeake Lodging Trust	8,980	243,268
CIM Commercial Trust Corp.	2,998	57,262
Colony NorthStar, Inc., Class A(b)	88,392	1,008,553
Condor Hospitality Trust, Inc.	151	1,502
CoreCivic, Inc.	17,915	403,088
CorEnergy Infrastructure Trust, Inc.(b)	2,295	87,669
Coresite Realty Corp.	5,210	593,419
Corporate Office Properties Trust	14,392	420,246
Cousins Properties, Inc.	65,203	603,128
CubeSmart	28,024	810,454
CyrusOne, Inc.	13,981	832,289
CYS Investments, Inc.(b)	22,334	179,342
DCT Industrial Trust, Inc.	14,305	840,848
DDR Corp.	48,692	436,280
DiamondRock Hospitality Co.	33,993	383,781
Douglas Emmett, Inc.	22,625	928,982
Easterly Government Properties, Inc.	7,189	153,413
EastGroup Properties, Inc.	5,115	452,064
Education Realty Trust, Inc.(b)	11,089	387,228
Empire State Realty Trust, Inc., Class A	19,567	401,711
EPR Properties	10,228	669,525
Equity Commonwealth(a)	19,392	591,650
Equity Lifestyle Properties, Inc.	12,778	1,137,498
Farmland Partners, Inc.	9,333	81,010
First Industrial Realty Trust, Inc.	17,418	548,144
Franklin Street Properties Corp.	15,738	169,026
Geo Group, Inc.	18,374	433,626
Getty Realty Corp.	4,438	120,536
Gladstone Commercial Corp.	5,033	105,995
Global Net Lease, Inc.	11,847	243,811
Government Properties Income Trust(b)	10,679	197,989
Gramercy Property Trust	23,053	614,593
Granite Point Mortgage Trust, Inc.	5,164	91,609
Healthcare Realty Trust, Inc.(b)	17,391	558,599
Healthcare Trust of America, Inc., Class A	30,434	914,237
Hersha Hospitality Trust	6,587	114,614
Highwoods Properties, Inc.	15,935	811,251
Hospitality Properties Trust	24,756	738,967
Hudson Pacific Properties, Inc.	23,986	821,521
Independence Realty Trust, Inc.(b)	13,622	137,446
Invesco Mortgage Capital, Inc.	16,844	300,329
Investors Real Estate Trust	19,805	112,492
Invitation Homes, Inc.	43,675	1,029,420
iStar, Inc.(a)(b)	11,959	135,137
JBG Smith Properties	14,163	491,881
Kilroy Realty Corp.	15,188	1,133,784
Kite Realty Group Trust	12,411	243,256
LaSalle Hotel Properties(b)	16,772	470,790
Lexington Realty Trust	31,494	303,917
Liberty Property Trust	22,607	972,327
Life Storage, Inc.	7,129	634,980
LTC Properties, Inc.	6,172	268,791
Mack-Cali Realty Corp.	13,234	285,325
Medical Properties Trust, Inc.(b)	55,582	765,920
MFA Financial, Inc.	59,642	472,365

18	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Monmouth Real Estate Investment Corp.	12,241	$217,890
MTGE Investment Corp.	7,285	134,773
National Health Investors, Inc.	6,241	470,447
National Retail Properties, Inc.	23,288	1,004,411
National Storage Affiliates Trust	7,009	191,065
New Residential Investment Corp.	47,775	854,217
New Senior Investment Group, Inc.	19,548	147,783
New York Mortgage Trust, Inc.	18,994	117,193
NexPoint Residential Trust, Inc.	4,076	113,883
NorthStar Realty Europe Corp.	9,768	131,184
Omega Healthcare Investors, Inc.(b)	30,915	851,399
One Liberty Properties, Inc.	4,900	127,008
Orchid Island Capital, Inc.(b)	7,148	66,333
Park Hotels & Resorts, Inc.(b)	22,424	644,690
Pebblebrook Hotel Trust(b)	12,437	462,283
Pennsylvania Real Estate Investment Trust	10,348	123,038
PennyMac Mortgage Investment Trust(f)	10,450	167,932
Physicians Realty Trust	27,835	500,752
Piedmont Office Realty Trust, Inc., Class A	21,999	431,400
Potlatch Corp.	7,091	353,841
Preferred Apartment Communities, Inc., Class A	8,962	181,481
PS Business Parks, Inc.	3,004	375,770
Quality Care Properties, Inc.(a)	14,098	194,693
RAIT Financial Trust	12,466	4,675
Ramco-Gershenson Properties Trust	12,330	181,621
Rayonier, Inc.(b)	19,634	621,023
Redwood Trust, Inc.(b)	12,292	182,167
Regional Health Properties, Inc.(a)	7,324	1,245
Resource Capital Corp.(b)	5,570	52,191
Retail Opportunity Investments Corp.	18,131	361,713
Retail Properties of America, Inc., Class A	36,165	486,058
RLJ Lodging Trust	27,386	601,670
RMR Group, Inc., Class A	1,340	79,462
Sabra Health Care REIT, Inc.	24,078	451,944
Saul Centers, Inc.	1,841	113,682
Select Income REIT	9,802	246,324
Senior Housing Properties Trust	35,803	685,627
Seritage Growth Properties, Class A	5,008	202,624
Spirit Realty Capital, Inc.	76,232	654,071
STAG Industrial, Inc.	13,585	371,278
Starwood Property Trust, Inc.(b)	39,988	853,744
Summit Hotel Properties, Inc.	16,267	247,746
Sun Communities, Inc.	11,793	1,094,155
Sunstone Hotel Investors, Inc.	34,433	569,177
Tanger Factory Outlet Centers, Inc.(b)	15,295	405,470
Taubman Centers, Inc.	9,740	637,288
Terreno Realty Corp.	8,380	293,803
Tier REIT, Inc.	7,404	150,968
Two Harbors Investment Corp.	27,250	443,085
UMH Properties, Inc.	5,693	84,826
Uniti Group, Inc.	26,939	479,245
Universal Health Realty Income Trust(b)	2,237	168,021
Urban Edge Properties	15,710	400,448
Urstadt Biddle Properties, Inc., Class A(b)	4,981	108,287
VEREIT, Inc.	155,933	1,214,726
Washington Prime Group, Inc.(b)	35,080	249,770
Washington Real Estate Investment Trust	11,952	371,946
Weingarten Realty Investors	18,323	602,277
Western Asset Mortgage Capital Corp.	7,954	79,142
Whitestone REIT(b)	10,973	158,121
WP Carey, Inc.	16,708	1,151,181

		60,634,738
Software & Computer Services — 8.3%
2U, Inc. (a)(b)	7,519	485,051
A10 Networks, Inc.(a)	6,913	53,368

Security	Shares	Value
Software & Computer Services (continued)
ACI Worldwide, Inc.(a)	17,713	$401,554
Actua Corp.(a)	6,343	98,951
Aerohive Networks, Inc.(a)	3,106	18,108
Alarm.com Holdings, Inc.(a)	3,603	136,013
Allscripts Healthcare Solutions, Inc.(a)	28,232	410,776
Alteryx, Inc., Class A(a)	3,544	89,557
Amber Road, Inc.(a)	4,539	33,316
American Software, Inc., Class A	5,062	58,871
Appfolio, Inc., Class A(a)	1,791	74,327
Apptio, Inc., Class A(a)	1,112	26,154
Arista Networks, Inc.(a)(b)	7,139	1,681,806
Aspen Technology, Inc.(a)	11,475	759,645
athenahealth, Inc.(a)(b)	6,362	846,400
Barracuda Networks, Inc.(a)	6,171	169,703
Benefitfocus, Inc.(a)	3,803	102,681
Blackbaud, Inc.	7,425	701,588
Blackline, Inc.(a)(b)	4,565	149,732
Blucora, Inc.(a)	6,758	149,352
Boingo Wireless, Inc.(a)	6,907	155,408
Bottomline Technologies, Inc.(a)	6,070	210,508
Box, Inc., Class A(a)	14,961	315,976
Brightcove, Inc.(a)	5,883	41,769
BroadSoft, Inc.(a)	4,650	255,285
CACI International, Inc., Class A(a)	3,899	516,033
Calix, Inc.(a)	7,426	44,185
Callidus Software, Inc.(a)	10,869	311,397
Carbonite, Inc.(a)	3,394	85,189
Castlight Health, Inc., Class B(a)(b)	9,141	34,279
CDW Corp.	23,635	1,642,396
ChannelAdvisor Corp.(a)	4,783	43,047
Cision Ltd.(a)	4,674	55,480
Cloudera, Inc.(a)	11,972	197,777
Cogent Communications Holdings, Inc.	5,978	270,803
CommerceHub, Inc., Series A(a)	2,884	63,419
CommerceHub, Inc., Series C(a)	2,799	57,631
CommVault Systems, Inc.(a)	6,399	335,948
Computer Programs & Systems, Inc.	1,686	50,664
Computer Task Group, Inc.(a)	2,432	12,403
Conduent, Inc.(a)	30,270	489,163
Cornerstone OnDemand, Inc.(a)	7,793	275,327
Cotiviti Holdings, Inc.(a)(b)	5,882	189,459
Coupa Software, Inc.(a)	4,657	145,392
CSG Systems International, Inc.	4,927	215,901
Dell Technologies, Inc., Class V(a)	31,454	2,556,581
Determine, Inc.(a)	2,985	5,403
Digimarc Corp.(a)	1,894	68,468
DST Systems, Inc.	9,265	575,079
Ebix, Inc.	3,364	266,597
eGain Corp.(a)	7,112	37,338
Ellie Mae, Inc.(a)(b)	5,282	472,211
Endurance International Group Holdings, Inc.(a)	12,628	106,075
Envestnet, Inc.(a)(b)	6,555	326,767
EPAM Systems, Inc.(a)	7,635	820,228
Everbridge, Inc.(a)	3,078	91,478
Evolving Systems, Inc.(a)	2,275	10,693
Fair Isaac Corp.	4,791	733,981
FireEye, Inc.(a)	26,313	373,645
Five9, Inc.(a)	8,034	199,886
Forrester Research, Inc.	1,630	72,046
Fortinet, Inc.(a)	23,587	1,030,516
GoDaddy, Inc., Class A(a)(b)	15,831	795,983
Gogo, Inc.(a)(b)	8,869	100,042
Great Elm Capital Group, Inc.(a)	4,587	18,577
GSE Systems, Inc.(a)	5,963	19,380
Guidewire Software, Inc.(a)	11,713	869,807

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Software & Computer Services (continued)
Hackett Group, Inc.	4,211	$66,155
Hortonworks, Inc.(a)	7,695	154,746
HubSpot, Inc.(a)(b)	5,301	468,608
IAC/InterActiveCorp(a)	11,539	1,410,989
Immersion Corp.(a)	5,072	35,808
Innodata, Inc.(a)	6,741	9,168
Instructure, Inc.(a)	2,376	78,646
Internap Corp.(a)	2,303	36,180
Ipass, Inc.(a)	12,564	6,532
j2 Global, Inc.	7,542	565,876
KEYW Holding Corp.(a)	6,373	37,410
Leidos Holdings, Inc.	22,407	1,446,820
Limelight Networks, Inc.(a)	11,498	50,706
LivePerson, Inc.(a)	8,346	95,979
LogMeIn, Inc.	8,216	940,732
Manhattan Associates, Inc.(a)	10,859	537,955
Mastech Digital, Inc.(a)	1,020	10,261
Match Group, Inc.(a)	7,940	248,601
Medidata Solutions, Inc.(a)	9,003	570,520
Meet Group, Inc.(a)	13,832	39,006
MicroStrategy, Inc., Class A(a)	1,631	214,150
MINDBODY, Inc., Class A(a)	4,662	141,958
Mitek Systems, Inc.(a)	6,170	55,222
MobileIron, Inc.(a)	8,172	31,871
Model N, Inc.(a)	4,111	64,748
MongoDB, Inc.(a)	1,050	31,164
Monotype Imaging Holdings, Inc.	6,127	147,661
MuleSoft, Inc., Class A(a)	6,386	148,538
Netscout Systems, Inc.(a)	14,040	427,518
New Relic, Inc.(a)(b)	6,653	384,344
NIC, Inc.	9,602	159,393
Nuance Communications, Inc.(a)	40,375	660,131
Nutanix, Inc., Class A(a)	8,811	310,852
Okta, Inc.(a)	2,544	65,152
Palo Alto Networks, Inc.(a)	14,392	2,085,977
Park City Group, Inc.(a)(b)	3,280	31,324
Paycom Software, Inc.(a)	7,530	604,885
PC-Tel, Inc.(a)	4,538	33,445
PDF Solutions, Inc.(a)	4,645	72,927
Pegasystems, Inc.	5,608	264,417
Perficient, Inc.(a)	5,910	112,704
Premier, Inc., Class A(a)(b)	8,583	250,538
Presidio, Inc.(a)	3,222	61,766
Progress Software Corp.	7,313	311,314
Proofpoint, Inc.(a)	6,962	618,295
PROS Holdings, Inc.(a)	4,092	108,233
PTC, Inc.(a)	18,357	1,115,555
Q2 Holdings, Inc.(a)	5,319	196,005
QAD, Inc., Class A	906	35,198
QAD, Inc., Class B	1,021	31,130
Quality Systems, Inc.(a)	6,990	94,924
Qualys, Inc.(a)	4,934	292,833
Rapid7, Inc.(a)(b)	3,930	73,334
RealPage, Inc.(a)	9,061	401,402
RigNet, Inc.(a)	2,435	36,403
RingCentral, Inc., Class A(a)	9,999	483,952
Rosetta Stone, Inc.(a)	3,678	45,865
Science Applications International Corp.	6,999	535,913
ServiceNow, Inc. (a)(b)	26,295	3,428,605
Shutterstock, Inc.(a)	2,987	128,531
Silver Spring Networks, Inc.(a)	6,698	108,776
Smith Micro Software, Inc.(a)	3,086	8,764
Snap, Inc., Class A(a)	34,084	497,967
SoftBrands, Inc.(c)	114	—
Splunk, Inc.(a)	21,380	1,771,119

Security	Shares	Value
Software & Computer Services (continued)
SPS Commerce, Inc.(a)	2,618	$127,209
Square, Inc., Class A(a)(b)	40,748	1,412,733
SS&C Technologies Holdings, Inc.	26,496	1,072,558
Support.com, Inc.(a)	5,782	13,992
Switch, Inc.	1,442	26,230
Synchronoss Technologies, Inc.(a)	6,422	57,413
Syntel, Inc.(a)	5,667	130,284
Tableau Software, Inc., Class A(a)(b)	9,833	680,444
Tabula Rasa HealthCare, Inc.(a)	1,466	41,121
TeleNav, Inc.(a)	5,854	32,197
Teradata Corp.(a)(b)	19,206	738,663
TiVo Corp.	18,079	282,032
Twilio, Inc.(a)	10,160	239,776
Twitter, Inc.(a)	99,462	2,388,107
Tyler Technologies, Inc.(a)	5,367	950,227
Ultimate Software Group, Inc.(a)(b)	4,560	995,129
Unisys Corp.(a)	7,423	60,497
Upland Software, Inc.(a)	1,929	41,782
Vantiv, Inc., Class A(a)(b)	25,023	1,840,442
Varonis Systems, Inc.(a)	3,341	162,206
VASCO Data Security International, Inc.(a)	4,683	65,094
Vectrus, Inc.(a)	1,852	57,134
Veeva Systems, Inc., Class A(a)(b)	16,798	928,593
Verint Systems, Inc.(a)	10,536	440,932
VirnetX Holding Corp.(a)(b)	6,877	25,445
Virtusa Corp.(a)	4,107	181,037
VMware, Inc., Class A(a)(b)	11,217	1,405,714
Web.com Group, Inc.(a)	8,012	174,662
Workday, Inc., Class A(a)(b)	20,522	2,087,908
Workiva, Inc.(a)	4,543	97,220
Zendesk, Inc.(a)	15,887	537,616
Zix Corp.(a)	10,588	46,375
Zynga, Inc., Class A(a)	126,813	507,256

		63,356,102
Support Services — 4.0%
ABM Industries, Inc.	8,327	314,094
Acacia Research Corp.(a)(b)	8,239	33,368
Advanced Disposal Services, Inc.(a)	6,022	144,167
AMN Healthcare Services, Inc.(a)	7,750	381,687
Applied Industrial Technologies, Inc.	6,349	432,367
Aqua Metals, Inc.(a)(b)	1,767	3,764
ARC Document Solutions, Inc.(a)	6,901	17,598
Asure Software, Inc.(a)	3,050	43,066
B. Riley Financial, Inc.	3,786	68,527
Barnes Group, Inc.	7,572	479,080
Barrett Business Services, Inc.	1,189	76,679
Bazaarvoice, Inc.(a)	12,100	65,945
Black Box Corp.	2,668	9,471
Booz Allen Hamilton Holding Corp.	23,420	893,005
Brink’s Co.	7,345	578,051
Broadridge Financial Solutions, Inc.	18,126	1,641,853
Cardtronics PLC, Class A(a)	7,594	140,641
Casella Waste Systems, Inc., Class A(a)	6,369	146,614
Cass Information Systems, Inc.	1,445	84,113
CBIZ, Inc.(a)	9,058	139,946
Cenveo, Inc.(a)(b)	1,842	1,658
Clean Harbors, Inc.(a)	8,279	448,722
Comfort Systems USA, Inc.	5,684	248,107
Convergys Corp.	14,425	338,987
CoreLogic, Inc.(a)	13,193	609,649
CoStar Group, Inc.(a)	5,544	1,646,291
CRA International, Inc.	1,412	63,469
Crawford & Co., Class B	3,693	35,527
Cross Country Healthcare, Inc.(a)(b)	5,168	65,944

20	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Support Services (continued)
Deluxe Corp.	7,253	$557,321
DHI Group, Inc.(a)	8,680	16,492
Donnelley Financial Solutions, Inc.(a)	5,132	100,023
DXP Enterprises, Inc.(a)	2,735	80,874
Ennis, Inc.	3,906	81,049
Essendant, Inc.	5,328	49,391
Euronet Worldwide, Inc.(a)	8,232	693,711
Everi Holdings, Inc.(a)	10,402	78,431
EVERTEC, Inc.	9,459	129,115
Evolent Health, Inc., Class A(a)	9,665	118,879
ExlService Holdings, Inc.(a)	5,026	303,319
ExOne Co.(a)	1,784	14,986
Exponent, Inc.	3,885	276,223
First Data Corp., Class A(a)	66,457	1,110,513
FleetCor Technologies, Inc.(a)	14,028	2,699,408
Franklin Covey Co.(a)(b)	2,677	55,548
Frontline Capital Group(a)(c)	300	—
FTI Consulting, Inc.(a)	6,649	285,641
Genpact Ltd.	21,225	673,681
GP Strategies Corp.(a)	2,813	65,262
HD Supply Holdings, Inc.(a)	28,360	1,135,251
Heidrick & Struggles International, Inc.	2,753	67,586
Heritage-Crystal Clean, Inc.(a)	3,226	70,165
Hudson Global, Inc.(a)	7,493	16,859
Hudson Technologies, Inc.(a)	5,638	34,223
Huron Consulting Group, Inc.(a)	3,240	131,058
ICF International, Inc.(a)	3,065	160,912
Imperva, Inc.(a)	5,073	201,398
InnerWorkings, Inc.(a)	7,279	73,008
Inovalon Holdings, Inc., Class A(a)	10,521	157,815
Insperity, Inc.	5,654	324,257
Jack Henry & Associates, Inc.	12,124	1,418,023
Kaman Corp.	3,995	235,066
Kelly Services, Inc., Class A	4,059	110,689
Kforce, Inc.	3,944	99,586
Korn/Ferry International	9,346	386,737
LSC Communications, Inc.	6,424	97,324
ManpowerGroup, Inc.	10,425	1,314,697
MAXIMUS, Inc.	10,231	732,335
McGrath RentCorp	3,639	170,960
Mistras Group, Inc.(a)	2,701	63,392
Mobile Mini, Inc.	6,403	220,903
ModusLink Global Solutions, Inc.(a)	9,568	23,824
MSC Industrial Direct Co., Inc., Class A	6,785	655,838
National Research Corp., Class A	963	35,920
Navigant Consulting, Inc.(a)	7,309	141,868
NV5 Global, Inc.(a)	1,219	66,009
Odyssey Marine Exploration, Inc.(a)	2,444	9,238
On Assignment, Inc.(a)	7,474	480,354
Park-Ohio Holdings Corp.	1,321	60,700
Perma-Fix Environmental Services(a)	4,810	17,557
Pitney Bowes, Inc.	28,397	317,490
PRGX Global, Inc.(a)	6,115	43,417
Quad/Graphics, Inc.	4,359	98,513
Quest Resource Holding Corp.(a)	2,241	5,199
Resources Connection, Inc.	4,605	71,147
RPX Corp.	8,380	112,627
RR Donnelley & Sons Co.	10,646	99,008
Schnitzer Steel Industries, Inc., Class A	4,015	134,502
ServiceSource International, Inc.(a)	10,518	32,501
Sharps Compliance Corp.(a)	3,499	14,311
StarTek, Inc.(a)	3,340	33,300
Sykes Enterprises, Inc.(a)	5,857	184,203
Team, Inc.(a)	4,703	70,075
TeleTech Holdings, Inc.	2,549	102,597

Security	Shares	Value
Support Services (continued)
Tetra Tech, Inc.	8,976	$432,194
TransUnion(a)	22,597	1,241,931
TriNet Group, Inc.(a)	6,312	279,874
TrueBlue, Inc.(a)	6,460	177,650
U.S. Ecology, Inc.	3,348	170,748
UniFirst Corp.	2,344	386,526
Universal Technical Institute, Inc.(a)	3,377	8,105
Viad Corp.	3,107	172,128
WageWorks, Inc.(a)	5,921	367,102
WEX, Inc.(a)	6,113	863,339
Willdan Group, Inc.(a)	1,423	34,067

		30,708,363
Technology Hardware & Equipment — 4.2%
3D Systems Corp.(a)(b)	17,506	151,252
Acacia Communications, Inc.(a)(b)	3,044	110,284
ADTRAN, Inc.	7,492	144,970
Advanced Energy Industries, Inc.(a)	6,210	419,051
Agilysys, Inc.(a)	3,119	38,301
Alpha & Omega Semiconductor Ltd.(a)	2,913	47,657
Amkor Technology, Inc.(a)	18,642	187,352
Amtech Systems, Inc.(a)	2,148	21,630
Applied Optoelectronics, Inc.(a)(b)	3,123	118,112
ARRIS International PLC(a)	27,540	707,503
Axcelis Technologies, Inc.(a)	4,811	138,076
AXT, Inc.(a)	6,341	55,167
Brooks Automation, Inc.	10,683	254,790
Cabot Microelectronics Corp.	4,270	401,722
CalAmp Corp.(a)	5,908	126,608
Cavium, Inc.(a)	10,511	881,137
CEVA, Inc.(a)	3,467	160,002
Ciena Corp.(a)	20,849	436,370
Cirrus Logic, Inc.(a)	9,552	495,367
Clearfield, Inc.(a)	2,370	29,032
Cohu, Inc.	4,081	89,578
CommScope Holding Co., Inc.(a)	29,803	1,127,447
Comtech Telecommunications Corp.	3,715	82,176
Concurrent Computer Corp.	3,805	21,955
Cray, Inc.(a)	6,048	146,362
Cree, Inc.(a)	14,947	555,132
Cypress Semiconductor Corp.	53,019	808,010
Diebold Nixdorf, Inc.	12,634	206,566
Digi International, Inc.(a)	4,719	45,066
Diodes, Inc.(a)	5,690	163,132
DSP Group, Inc.(a)	4,564	57,050
Dycom Industries, Inc.(a)	4,818	536,870
EchoStar Corp., Class A(a)	7,058	422,774
Electronics for Imaging, Inc.(a)	7,109	209,929
Emcore Corp.(a)	4,624	29,825
Entegris, Inc.	21,468	653,701
ePlus, Inc.(a)	2,204	165,741
Extreme Networks, Inc.(a)	18,940	237,129
Finisar Corp.(a)	17,636	358,893
First Solar, Inc.(a)	12,518	845,215
FormFactor, Inc.(a)	11,782	184,388
GSI Technology, Inc.(a)(b)	4,254	33,862
Harmonic, Inc.(a)(b)	12,042	50,576
Ichor Holdings Ltd.(a)	2,560	62,976
ID Systems, Inc.(a)	3,541	24,574
Identiv, Inc.(a)	3,365	11,239
Impinj, Inc.(a)	2,838	63,940
Infinera Corp.(a)	22,378	141,653
Inphi Corp.(a)(b)	6,551	239,767
Insight Enterprises, Inc.(a)	5,507	210,863
Integrated Device Technology, Inc.(a)	20,498	609,405

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware & Equipment (continued)
InterDigital, Inc.	5,491	$418,140
Intra-Cellular Therapies, Inc.(a)	6,465	93,613
IXYS Corp.(a)	3,911	93,668
Kopin Corp.(a)	11,813	37,802
Kulicke & Soffa Industries, Inc.(a)	10,388	252,792
KVH Industries, Inc.(a)	2,945	30,481
Lantronix, Inc.(a)	9,095	18,372
Lattice Semiconductor Corp.(a)	19,222	111,103
Loral Space & Communications, Inc.(a)	1,784	78,585
LRAD Corp.(a)	8,678	21,608
Lumentum Holdings, Inc.(a)(b)	9,473	463,230
Marvell Technology Group Ltd.	66,162	1,420,520
Maxim Integrated Products, Inc.	42,991	2,247,569
MaxLinear, Inc., Class A(a)	9,324	246,340
Mercury Systems, Inc.(a)	8,280	425,178
Microsemi Corp.(a)	18,199	939,978
MKS Instruments, Inc.	8,485	801,832
Monolithic Power Systems, Inc.	5,914	664,497
MoSys, Inc.(a)	1,465	1,626
Nanometrics, Inc.(a)	4,363	108,726
NCR Corp.(a)	18,598	632,146
Neonode, Inc.(a)(b)	12,904	9,589
NeoPhotonics Corp.(a)(b)	4,903	32,262
NETGEAR, Inc.(a)	5,225	306,969
Oclaro, Inc.(a)	26,290	177,195
ON Semiconductor Corp.(a)	66,006	1,382,187
Ooma, Inc.(a)	2,194	26,218
Optical Cable Corp.(a)	1,750	4,287
PAR Technology Corp.(a)	3,332	31,154
ParkerVision, Inc.(a)(b)	4,644	4,923
PC Connection, Inc.	1,900	49,799
Photronics, Inc.(a)	10,897	92,897
Pixelworks, Inc.(a)	5,286	33,460
Plantronics, Inc.	5,004	252,101
Power Integrations, Inc.	4,369	321,340
Pure Storage, Inc., Class A(a)	15,900	252,174
Quantenna Communications, Inc.(a)	3,665	44,713
Quantum Corp.(a)	5,670	31,922
QuickLogic Corp.(a)	9,826	17,097
Qumu Corp.(a)	2,149	4,921
Rambus, Inc.(a)	16,362	232,668
Ribbon Communications, Inc.(a)	8,411	65,017
Rudolph Technologies, Inc.(a)	5,365	128,223
ScanSource, Inc.(a)	3,608	129,166
Seachange International, Inc.(a)	7,106	27,927
Semtech Corp.(a)	10,811	369,736
Sigma Designs, Inc.(a)	6,054	42,075
Silicon Laboratories, Inc.(a)	6,872	606,798
Sonic Foundry, Inc.(a)	2,214	6,664
Sunworks, Inc.(a)	4,851	5,094
Super Micro Computer, Inc.(a)	6,046	126,513
Synaptics, Inc.(a)	5,229	208,846
SYNNEX Corp.	4,401	598,316
Systemax, Inc.	1,844	61,350
Tech Data Corp.(a)	5,204	509,836
Teradyne, Inc.	30,906	1,294,034
TransAct Technologies, Inc.	2,692	35,669
TransEnterix, Inc.(a)	29,999	57,898
Ubiquiti Networks, Inc.(a)(b)	3,524	250,274
Ultra Clean Holdings, Inc.(a)	5,086	117,436
USA Technologies, Inc.(a)(b)	7,417	72,316
VeriFone Systems, Inc.(a)	18,810	333,125
ViaSat, Inc.(a)(b)	8,405	629,114
Viavi Solutions, Inc.(a)	36,093	315,453
Vocera Communications, Inc.(a)	4,197	126,833

Security	Shares	Value
Technology Hardware & Equipment (continued)
VOXX International Corp.(a)	4,073	$22,809
Xcerra Corp.(a)	9,468	92,692
Xperi Corp.	7,141	174,240

		32,143,313
Tobacco — 0.1%
22nd Century Group Inc.(a)	10,809	30,265
Alliance One International, Inc.(a)	1,357	17,980
Schweitzer-Mauduit International, Inc.	4,407	199,902
Universal Corp.	4,150	217,875
Vector Group Ltd.	15,564	348,345

		814,367
Travel & Leisure — 4.1%
Allegiant Travel Co.	1,928	298,358
AMC Entertainment Holdings, Inc., Class A	9,009	136,036
Aramark	38,126	1,629,505
Avis Budget Group, Inc.(a)	11,544	506,551
Belmond Ltd., Class A(a)	12,500	153,125
Biglari Holdings, Inc.(a)	187	77,493
BJ’s Restaurants, Inc.	3,216	117,062
Bloomin’ Brands, Inc.	15,088	321,978
Bob Evans Farms, Inc.	3,169	249,781
Bojangles’, Inc.(a)	1,669	19,694
Boyd Gaming Corp.	12,688	444,714
Bravo Brio Restaurant Group, Inc.(a)	3,322	8,305
Brinker International, Inc.	7,527	292,349
Buffalo Wild Wings, Inc.(a)	2,546	398,067
Caesars Entertainment Corp.(a)	17,536	221,830
Carrols Restaurant Group, Inc.(a)	6,109	74,224
Century Casinos, Inc.(a)	6,355	58,021
Cheesecake Factory, Inc.	6,609	318,422
Choice Hotels International, Inc.	5,449	422,842
Churchill Downs, Inc.	1,973	459,117
Chuy’s Holdings, Inc.(a)	2,773	77,783
Cinemark Holdings, Inc.	16,653	579,857
Cracker Barrel Old Country Store, Inc.(b)	3,588	570,097
Dave & Buster’s Entertainment, Inc.(a)	5,755	317,503
Del Frisco’s Restaurant Group, Inc.(a)	4,306	65,667
Del Taco Restaurants, Inc.(a)	6,237	75,592
Denny’s Corp.(a)	12,272	162,481
DineEquity, Inc.	2,576	130,680
Domino’s Pizza, Inc.	6,844	1,293,242
Dover Downs Gaming & Entertainment, Inc.(a)	6,916	7,054
Dover Motorsports, Inc.	1,592	3,104
Drive Shack, Inc.	11,272	62,334
Dunkin’ Brands Group, Inc.	14,048	905,675
El Pollo Loco Holdings, Inc.(a)	3,382	33,482
Eldorado Resorts, Inc.(a)	8,754	290,195
Empire Resorts, Inc.(a)	827	22,329
Extended Stay America, Inc.	31,381	596,239
Famous Dave’s Of America, Inc.(a)	1,498	9,887
Fiesta Restaurant Group, Inc.(a)(b)	4,111	78,109
Four Corners Property Trust, Inc.	10,488	269,542
Full House Resorts, Inc.(a)	8,160	31,906
Gaming Partners International Corp.	1,026	11,532
Golden Entertainment, Inc.(a)	1,723	56,256
Habit Restaurants, Inc., Class A(a)(b)	2,486	23,741
Hawaiian Holdings, Inc.	8,543	340,439
Herc Holdings, Inc.(a)(b)	4,409	276,047
Hertz Global Holdings, Inc.(a)	13,240	292,604
Hilton Grand Vacations, Inc.(a)	9,502	398,609
Hyatt Hotels Corp., Class A(a)	7,436	546,843
ILG, Inc.	17,146	488,318
International Speedway Corp., Class A	3,864	153,980
J Alexander’s Holdings, Inc.(a)	4,126	40,022

22	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Security	Shares/ Beneficial Interest (000)	Value
Travel & Leisure (continued)
Jack in the Box, Inc.	4,878	$478,581
Jamba, Inc.(a)	3,045	24,543
JetBlue Airways Corp.(a)	49,757	1,111,594
La Quinta Holdings, Inc.(a)	12,475	230,289
Las Vegas Sands Corp.	56,780	3,945,712
Liberty Expedia Holdings, Inc., Class A(a)	8,378	371,397
Liberty Media Corp-Liberty Braves, Class A(a)	2,717	59,910
Liberty Media Corp-Liberty Braves, Class C(a)	6,324	140,519
Liberty TripAdvisor Holdings, Inc., Series A(a)	10,940	103,110
Luby’s, Inc.(a)	5,639	14,887
Madison Square Garden Co., Class A(a)	2,548	537,246
Marcus Corp.	3,067	83,882
Marriott Vacations Worldwide Corp.	3,630	490,812
Monarch Casino & Resort, Inc.(a)	2,088	93,584
Noodles & Co.(a)(b)	3,634	19,079
Papa John’s International, Inc.	4,041	226,741
Penn National Gaming, Inc.(a)	11,873	371,981
Pinnacle Entertainment, Inc.(a)	9,766	319,641
Planet Fitness, Inc., Class A(a)	11,978	414,798
Playa Hotels & Resorts NV(a)	8,176	88,219
Potbelly Corp.(a)(b)	4,799	59,028
RCI Hospitality Holdings, Inc.	2,654	74,259
Reading International, Inc., Class A(a)	2,601	43,437
Red Lion Hotels Corp.(a)	5,052	49,762
Red Robin Gourmet Burgers, Inc.(a)	1,864	105,130
Red Rock Resorts, Inc., Class A	9,836	331,867
Regal Entertainment Group, Class A	16,050	369,310
Ruth’s Hospitality Group, Inc.	4,841	104,808
Ryman Hospitality Properties, Inc.	7,679	530,005
Sabre Corp.	33,436	685,438
Scientific Games Corp., Class A(a)(b)	7,878	404,141
SeaWorld Entertainment, Inc.(a)(b)	9,937	134,845
Shake Shack, Inc., Class A(a)	2,951	127,483
Six Flags Entertainment Corp.	12,868	856,623
SkyWest, Inc.	7,663	406,905
Sonic Corp.	7,093	194,916
Speedway Motorsports, Inc.	1,762	33,249
Spirit Airlines, Inc.(a)(b)	10,544	472,898
Texas Roadhouse, Inc.	9,590	505,201
Town Sports International Holdings, Inc.(a)	5,154	28,605
Travelport Worldwide Ltd.	19,914	260,276
Travelzoo, Inc.(a)	2,100	13,545
Vail Resorts, Inc.	6,235	1,324,750
Wendy’s Co.	28,430	466,821
Wingstop, Inc.	5,041	196,498
World Wrestling Entertainment, Inc., Class A	5,646	172,655
Zoe’s Kitchen, Inc.(a)	3,126	52,267

		31,549,870

Total Common Stocks — 98.4% (Cost — $455,108,567)		753,209,224

Other Interests(d) — 0.0%

Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA(c)	$3	—

Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.(c)	4	—

Security	Beneficial Interest/ Shares (000)	Value
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.(c)	$4	45

Travel & Leisure — 0.0%
FRD Acquisition Co.(c)	13	—

Total Other Interests — 0.0% (Cost — $0)		45

Rights — 0.0%

Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. (Expires 12/31/19)(a)(c)	21,860	50,059

Total Rights — 0.0% (Cost $24,265)		50,059

Total Long-Term Investments — 98.4% (Cost — $455,132,832)		753,259,328

Short-Term Securities — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.53%(e)(f)(g)	62,844,854	62,851,139
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(f)(g)	10,666,892	10,666,892

Total Short-Term Securities — 9.6% (Cost — $73,526,436)		73,518,031

Total Investments — 108.0% (Cost — $528,659,268)		826,777,359
Liabilities in Excess of Other Assets — (8.0)%		(61,458,218)

Net Assets — 100.0%		$765,319,141

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series

(g)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Share Held at 12/31/16	Shares Purchased		Shares Sold		Shares Held at 12/31/17	Value at 12/31/17	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	62,844,854	(b)	—		62,844,854	$62,851,139	$—		$(7,483)	$(8,406)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,850,139			(183,247	)(c)	10,666,892	10,666,892	97,491		41	—
PennyMac Mortgage Investment Trust	10,450	—		—		10,450	167,932	19,646		—	(3,134)
SL Liquidity Series, LLC, Money Market Series	5,565,324	—		(5,565,324	)(c)	—	—	601,918	(d)	989	(388)

							$73,685,963	$719,055		$(6,453)	$(11,928)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Series compliance purposes, the Series’ sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	83	03/16/18	$6,376	$49,248
S&P MidCap 400 E-Mini Index	23	03/16/18	4,376	23,127
S&P 500 E-Mini Index	8	03/16/18	1,070	11,155

				$83,530

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$—	$—	$83,530	$—	$—	$—	$83,530

(a)	Includes cumulative appreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the year ended December 31, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$1,314,298	$—	$—	$—	$1,314,298

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$154,589	$—	$—	$—	$154,589

24	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017	Master Extended Market Index Series

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,476,454

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$13,116,235	$—	$—	$13,116,235
Alternative Energy	965,370	—	—	965,370
Automobiles & Parts	18,683,923	—	—	18,683,923
Banks	58,196,667	—	—	58,196,667
Beverages	730,765	—	—	730,765
Chemicals	21,080,765	—	—	21,080,765
Construction & Materials	20,288,526	—	—	20,288,526
Electricity	9,757,783	—	—	9,757,783
Electronic & Electrical Equipment	25,169,748	—	—	25,169,748
Financial Services	33,683,227	—	—	33,683,227
Fixed Line Telecommunications	2,702,096	—	—	2,702,096
Food & Drug Retailers	3,440,971	—	—	3,440,971
Food Producers	15,377,570	—	—	15,377,570
Forestry & Paper	1,786,729	—	—	1,786,729
Gas, Water & Multi-Utilities	11,366,117	—	—	11,366,117
General Industrials	10,556,569	—	—	10,556,569
General Retailers	31,593,993	—	—	31,593,993
Health Care Equipment & Services	30,779,335	—	—	30,779,335
Household Goods & Home Construction	12,698,687	—	—	12,698,687
Industrial Engineering	25,561,421	—	—	25,561,421
Industrial Metals & Mining	7,766,195	—	—	7,766,195
Industrial Transportation	11,666,666	—	—	11,666,666
Leisure Goods	8,128,709	—	—	8,128,709
Life Insurance	2,861,948	—	—	2,861,948
Media	27,495,668	—	—	27,495,668
Mining	3,633,975	—	—	3,633,975
Mobile Telecommunications	4,800,755	—	—	4,800,755
Nonlife Insurance	23,574,649	—	—	23,574,649
Oil & Gas Producers	22,024,880	—	467	22,025,347
Oil Equipment, Services & Distribution	9,702,095	—	—	9,702,095
Personal Goods	6,783,875	—	—	6,783,875
Pharmaceuticals & Biotechnology	46,265,866	—	—	46,265,866
Real Estate Investment & Services	11,760,226	—	—	11,760,226
Real Estate Investment Trusts (REITs)	60,634,738	—	—	60,634,738
Software & Computer Services	63,356,102	—	—	63,356,102
Support Services	30,708,363	—	—	30,708,363
Technology Hardware & Equipment	32,143,313	—	—	32,143,313
Tobacco	814,367	—	—	814,367
Travel & Leisure	31,549,870	—	—	31,549,870
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Pharmaceuticals & Biotechnology	—	—	50,059	50,059
Short-Term Securities	73,518,031	—	—	73,518,031

	$826,726,788	$—	$50,571	$826,777,359

Derivative Financial Instruments(a)
Assets:
Equity contracts	$83,530	$—	$—	$83,530

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended December 31, 2017, there were no transfers between levels.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Statement of Assets and Liabilities

December 31, 2017

Master Extended Market Index Series

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $60,695,231) (cost — $454,916,257)	$753,091,396
Investments at value — affiliated (cost — $73,743,011)	73,685,963
Cash pledged for futures contracts	423,700
Receivables:
Dividends — unaffiliated	1,075,280
Securities lending income — affiliated	56,680
Investments sold	53,425
Contributions from investors	51,231
Dividends — affiliated	9,494
Prepaid expenses	2,666

Total assets	828,449,835

LIABILITIES
Cash collateral on securities loaned at value	62,867,028
Bank overdraft	35,417
Payables:
Variation margin on futures contracts	84,925
Investment advisory fees	6,474
Directors’ fees	6,055
Other affiliates	1,961
Other accrued expenses	128,834

Total liabilities	63,130,694

NET ASSETS	$765,319,141

NET ASSETS CONSIST OF
Investors’ capital	$467,117,520
Net unrealized appreciation (depreciation)	298,201,621

NET ASSETS	$765,319,141

See notes to financial statements.

26	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Year Ended December 31, 2017

Master Extended Market Index Series

INVESTMENT INCOME
Dividends — unaffiliated	$9,030,479
Securities lending income — affiliated — net	601,918
Dividends — affiliated	117,137
Other income — unaffiliated	17,320
Other income — affiliated	15,815
Foreign taxes withheld	(7,229)

Total investment income	9,775,440

EXPENSES
Accounting services	118,679
Investment advisory	71,690
Professional	71,256
Printing	46,004
Directors	23,337
Custodian	4,397
Miscellaneous	3,572

Total expenses	338,935
Less fees waived and/or reimbursed by the Manager	(9,434)

Total expenses after fees waived and/or reimbursed	329,501

Net investment income	9,445,939

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	39,638,973
Investments — affiliated	(6,494)
Futures contracts	1,314,298
Capital gain distributions from investment companies — affiliated	41

40,946,818

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	69,663,604
Investments — affiliated	(11,928)
Futures contracts	154,589

69,806,265

Net realized and unrealized gain	110,753,083

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,199,022

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statement of Changes in Net Assets

	Master Extended Market Index Series
	Year Ended December 31,
	2017	2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,445,939	$9,545,831
Net realized gain	40,946,818	38,100,454
Net change in unrealized appreciation	69,806,265	45,203,824

Net increase in net assets resulting from operations	120,199,022	92,850,109

CAPITAL TRANSACTIONS
Proceeds from contributions	66,397,622	55,281,518
Value of withdrawals	(93,105,736)	(96,053,186)

Net decrease in net assets derived from capital transactions	(26,708,114)	(40,771,668)

NET ASSETS
Total increase in net assets	93,490,908	52,078,441
Beginning of year	671,828,233	619,749,792

End of year	$765,319,141	$671,828,233

See notes to financial statements.

28	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

	Master Extended Market Index Series
	Year Ended December 31,
	2017	2016	2015	2014		2013
Total Return
Total return	18.24%	16.07%	(3.32)%	7.66%		37.98%

Ratios to Average Net Assets
Total expenses	0.05%	0.06%	0.07%	0.07	%(a)	0.07%

Total expenses after fees waived and/or reimbursed	0.05%	0.06%	0.06%	0.07	%(a)	0.06%

Net investment income	1.32%	1.56%	1.27%	1.35	%(a)	1.32%

Supplemental Data
Net assets, end of year (000)	$765,319	$671,828	$619,750	$661,025		$615,867

Portfolio turnover rate	11%	13%	14%	10%		18%

(a)	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Notes to Financial Statements

1.	ORGANIZATION

Quantitative Master Series LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Master Extended Market Index Series (the “Series”) is a series of the Master LLC. The Series is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Master LLC (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Series’ assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	The Series values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and

30	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Series. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market — corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$9,207,012	$(9,207,012)	$—
Jefferies LLC	1,308,746	(1,308,746)	—
J.P. Morgan Securities LLC	22,518,068	(22,518,068)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,205,673	(21,205,673)	—
State Street Bank.	6,455,732	(6,455,732)

	$60,695,231	$(60,695,231)	$—

(a)	Cash Collateral with a value of $62,867,028 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

32	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Series’ net assets.

With respect to the Series, the Manager entered into a separate sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

Expense Limitations, Waivers and Reimbursements: With respect to the Series, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of contractual waivers of fees and expenses made will be reduced by the amount of the affiliated money market fund waiver. This amount is included in as fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2017, the amount waived was $9,434.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Series’ assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through April 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Series, as defined in the 1940 Act (“Independent Directors”) or by a vote of a majority of the outstanding voting securities of the Series. For the year ended December 31, 2017, there were no fees waived by the Manager.

For the year ended December 31, 2017, the Series reimbursed the Manager $7,914 for certain accounting services, which is included in accounting services in the Statement of Operations.

With respect to the Series, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business (“expense limitation”). The expense limitation as a percentage of average daily net assets is 0.12%.

The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2018, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Series. For the year ended December 31, 2017, there were no fees waived and/or reimbursed by the Manager.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Series retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Series retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Prior to June 12, 2017, BlackRock Investment Management, LLC (“BIM”) was the Series’ securities lending agent.

Prior to June 12, 2017, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2017, the Series paid BIM $53,656 and BTC $135,740 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Series may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series’s investment policies and restrictions. The Series is currently permitted to borrow and lend under the Interfund Lending Program.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2017, the Series did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Series are directors and/or officers of BlackRock or its affiliates.

Other Transactions: During the year ended December 31, 2017, the Series received a reimbursement of $15,815 from an affiliate, which is included in other income — affiliated in the Statement of Operations, related to an operating error.

The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended December 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain
$11,502,325	$43,473,458	$24,875,914

7.	PURCHASES AND SALES

For the year ended December 31, 2017, purchases and sales of investments, excluding short-term securities, were $77,838,583 and $90,975,947, respectively.

8.	INCOME TAX INFORMATION

The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns generally remains open for each of the four years ended December 31, 2017. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of December 31, 2017, gross unrealized appreciation and depreciation for investments and derivative financial instruments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$531,924,848

Gross unrealized appreciation	$349,643,968
Gross unrealized depreciation	(54,791,457)

Net unrealized appreciation	$294,852,511

9.	BANK BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2017, the Series did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Series invests in securities or other instruments and may enter into certain transactions, and such activities subject the Series to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political

34	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Series’ prospectus provides details of the risks to which the Series is subject.

The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series’ NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.

Counterparty Credit Risk: The Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Series’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 22, 2018, the Board approved a proposal to close the Series to new interest holders and thereafter to liquidate the Series. The liquidation is expected to occur during the second quarter of 2018.

NOTES TO FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Investors of Master Extended Market Index Series and the Board of Directors of Quantitative Master Series LLC:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series of Quantitative Master Series LLC (the “Series”), as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series as of December 31, 2017 and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2018

We have served as the auditor of one or more BlackRock investment companies since 1992.

36	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Independent Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Rodney D. Johnson 1941	Chair of the Board and Director (Since 2007)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 144 Portfolios	None
Susan J. Carter 1956	Director (Since 2016)	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 144 Portfolios	None
Collette Chilton 1958	Director (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 144 Portfolios	None
Neil A. Cotty 1954	Director (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 144 Portfolios	None
Cynthia A. Montgomery 1952	Director (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 144 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 144 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Director (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 144 Portfolios	None
Mark Stalnecker 1951	Director (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 144 Portfolios	None
Kenneth L. Urish 1951	Director (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 144 Portfolios	None

DIRECTOR AND OFFICER INFORMATION	37

Director and Officer Information  (continued)

Independent Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Claire A. Walton 1957	Director (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 144 Portfolios	None
Frederick W. Winter 1945	Director (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 144 Portfolios	None

Interested Directors (d)
Barbara G. Novick 1960	Director (Since 2015)	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 218 Portfolios	None
John M. Perlowski 1964	Director (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	127 RICs consisting of 316 Portfolios	None

(a) The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Directors on a case-by-case basis, as appropriate.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Master LLC based on their positions with BlackRock and its affiliates. Ms. Novick and Mr. Perlowski are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Ms. Novick is a board member of the BlackRock Closed-End Complex and Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

38	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information  (continued)

Officers Who Are Not Directors (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer (Since 2015)	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Master LLC serve at the pleasure of the Board.

Further information about the Directors and Officers is available in the Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Adviser	Legal Counsel
BlackRock Advisors, LLC Wilmington, DE 19809	Sidley Austin LLP New York, NY 10019

Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	Deloitte & Touche LLP Boston, MA 02116

Accounting Agent and Custodian	Address of the Series
State Street Bank and Trust Company Boston, MA 02111	100 Bellevue Parkway Wilmington, DE 19809

DIRECTOR AND OFFICER INFORMATION	39

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

40	2017 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s (“Investment Adviser” or “BlackRock”) General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$39,032	$40,252	$0	$0	$13,299	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0

(d) All Other Fees[3]	$2,129,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,129,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,299	$13,260

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,129,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 28, 2018